UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3591

                          CALVERT VARIABLE SERIES, INC.
               (Exact name of registrant as specified in charter)

                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814
                     (Name and Address of Agent for Service)


Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2004

Item 1.  Schedule of Investments.




CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004


EQUITY SECURITIES - 97.1%                       Shares           Value
Banks - Outside New York City - 1.3%
Capital Crossing Bank*                                  8,800        $223,872

Commercial Information Services - 6.4%
infoUSA, Inc.*                                         78,000         694,980
SOURCECORP, Inc.*                                      18,200         402,948
                                                                    1,097,928

Communications Technology - 4.9%
CommScope, Inc.*                                       38,700         835,920

Computer Technology - 3.1%
UNOVA, Inc.*                                           37,000         519,850

Drugs & Pharmaceuticals - 7.4%
KV Pharmaceutical Co.*                                 38,550         690,045
Taro Pharmaceuticals Industries Ltd.*                  24,500          572,810
                                                                     1,262,855

Financial Information Services - 4.8%
Interactive Data Corp.*                                43,000          809,260

Insurance - Property & Casualty - 4.1%
PMI Group, Inc.                                        17,300          702,034

Insurance - Specialty - 2.6%
Quanta Capital Holdings Ltd.*                          54,000          440,100

Investment Management Companies - 4.4%
MCG Capital Corp.                                      43,500          755,160

Manufactured Housing - 4.5%
Champion Enterprises, Inc.*                            74,500          766,605

Manufacturing - 3.8%
Federal Signal Corp.                                   35,000          650,300

Production Technology Equipment - 2.1%
Axcelis Technologies, Inc.*                            42,500          351,900

Publishing - Miscellaneous - 4.4%
John Wiley & Sons, Inc.                                23,400          747,630

Real Estate Investment Trust - 4.5%
Global Signal, Inc.                                    4,500           103,050
Highland Hospitality Corp.                             58,000          661,200
                                                                       764,250

Restaurants - 8.2%
Brinker International, Inc.*                           22,500          700,875
Ruby Tuesday, Inc.                                     24,900          693,963
                                                                     1,394,838

Retail - 8.1%
Sonic Automotive, Inc.                                 16,100          322,805
Stage Stores, Inc.*                                    22,300          763,106
United Auto Group, Inc.                                11,500          288,535
                                                                     1,374,446

Securities Brokers & Services - 4.9%
NCO Group, Inc.*                                       31,100          838,145

Services - Commercial - 10.5%
Brink's Co.                                            19,700          594,349
MoneyGram International, Inc.                          26,700          456,036
StarTek, Inc.                                          20,700          649,152
Viad Corp.                                              3,925           93,140
                                                                     1,792,677

Telecommunications - 1.9%
Manitoba Telecom Services, Inc., Class B               9,490           318,021

Wholesalers - 5.2%
ADESA, Inc.*                                           20,000          328,600
Tech Data Corp.*                                       14,500          558,975
                                                                       887,575

Total Equity Securities (Cost $15,260,942)                          16,533,366


TOTAL INVESTMENTS (Cost $15,260,942) - 97.1%                        16,533,366
Other assets and liabilities, net - 2.9%                               486,188

NET ASSETS - 100%                                                  $17,019,554


* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
                                                          PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES* - 83.9%                   AMOUNT      VALUE

550 West 14th Place Revenue, 1.89%, 2/1/29, LOC: Harris
Trust (r)                                                    $390,000   $390,000
Alabama State IDA Revenue, 1.89%, 5/1/10, LOC: Regions
Bank (r)                                                       65,000     65,000
Alabama State Incentives Financing Authority Revenue,
1.90%, 10/1/29, BPA: Southtrust Bank, NA, AMBAC               385,000    385,000
Insured (r)
Alameda County California IDA Revenue, 1.82%, 7/1/30,
LOC: Union Bank, C/LOC: CalSTERS (r)                          200,000    200,000
Atmore Alabama Industrial Development Board Revenue,
2.00%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank        160,000    160,000
Bank of New York (r)
California State Pollution Control Financing Authority
Revenue, 1.94%,9/1/05, LOC: Wells Fargo Bank, NA (r)          105,000    105,000
Cotswold Village Associates LLC, 1.84%, 6/1/31, LOC:
Columbus Bank & Trust (r)                                     400,000    400,000
Enclave at Lynn Haven LLC, 1.84%, 10/1/29, LOC: State
Bank & Trust, C/LOC: FHLB (r)                                 400,000    400,000
Florida State Housing Finance Corp., MFH Revenue, 1.89%,
10/15/32, LOC: FNMA (r)                                       340,000    340,000
Hardin County Kentucky Industrial Building Authority
Revenue, 1.85%, 3/1/27, LOC: Republic Bank & Trust,           295,000    295,000
C/LOC: FHLB (r)
HBPWH Building Co., 1.95%, 11/1/22, LOC: Wells Fargo
Bank NA (r)                                                   180,000    180,000
Heritage Funeral Services LLC, 1.95%, 2/1/18, LOC:
Northern Trust Co.(r)                                         310,000    310,000
Kaneville Road Joint Venture, Inc., 1.89%, 11/1/32,
LOC: First American Bank, C/LOC: FHLB (r)                     385,000    385,000

Main & Walton, Inc., 1.85%, 9/1/26, LOC: Waypoint Bank,
C/LOC: FHLB (r)                                              410,000     410,000
Milwaukee Wisconsin Redevelopment Authority Revenue,
1.92%, 8/1/20, LOC: Marshall & Ilsley Bank (r)               380,000     380,000
Montgomery Alabama Special Care Facilities Financing
Authority Revenue, 1.88%, 5/1/22, LOC: AmSouth Bank (r) 135,000 135,000 Montgomery New York Industrial Development Board
Pollution Control Revenue, 1.99%, 5/1/25, LOC: FHLB (r) 390,000 390,000 Nevada State Housing Division Revenue:
1.84%, 4/1/31, LOC: East-West Bank, C/LOC: FHLB (r)          100,000     100,000
1.84%, 4/15/35, LOC: FNMA (r)                                150,000     150,000
New Jersey State Economic Development Authority
Revenue, 1.99%, 11/1/06, LOC: Wachovia Bank, NA (r)          170,000     170,000
New York City New York Housing Development Corp.
Revenue, 1.84%, 6/1/33, LOC: Bayer Landesbank GZ (r)         400,000     400,000
New York State Housing Finance Agency Revenue, 1.84%,
11/1/33, LOC: Key Bank (r)                                   300,000     300,000
Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)        470,000     470,000
Racetrac Capital LLC, 1.89%, 9/1/20, LOC: Regions Bank
(r)                                                          300,000     300,000
Rocketship Properties III LLC, 2.04%, 6/1/10, LOC:
National Bank of South Carolina (r)                          250,000     250,000
San Joaquin Mariners Association LP, 1.95%, 7/1/29, LOC:
Credit Suisse First Boston Corp. (r)                         285,000     285,000
Southern Indiana Investments Company Two LLC, 1.90%,
10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)            300,000     300,000
St. Joseph County Indiana Economic Development Revenue,
2.14%, 6/1/27, LOC: FHLB (r)                                 325,000     325,000
Suffolk County New York IDA Revenue, 1.87%, 12/15/07,
LOC: JP Morgan Chase Bank (r)                                190,000     190,000
Tyler Enterprises LLC, 1.90%, 10/1/22, LOC: Peoples Bank
& Trust, C/LOC: FHLB (r)                                     275,000     275,000
Washington State Housing Finance Commission MFH
Revenue:
1.88%, 2/1/28, LOC: U.S. Bank NA (r)                         365,000      65,000
1.88%, 7/15/34, LOC: FNMA (r)                              1,670,000   1,670,000
1.88%, 5/15/35, LOC: FNMA (r)                                430,000     430,000
Wyandotte County and Kansas City Kansas MFH Revenue,         350,000     350,000
2.34%, 6/15/35, LOC: FNMA (r)


Total Taxable Variable Rate Demand Notes (Cost                       11,260,000
$11,260,000)

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 15.3%

Federal Farm Credit Discount Notes, 8/16/05                 250,000     245,414
Federal Home Loan Bank:
1.30%, 4/11/05                                              500,000     500,000
1.30%, 4/27/05                                              500,000     500,000
Freddie Mac Discount Notes:
4/5/05                                                      315,000     311,892
6/30/05                                                     500,000     492,747


Total U.S. Government Agencies and Instrumentalities (Cost
$2,050,053)                                                            2,050,053

TOTAL INVESTMENTS (Cost $13,310,053) - 99.2%                          13,310,053
Other assets and liabilities, net - 0.8%                                 109,461
NET ASSETS - 100%                                                    $13,419,514


* Tender features give these securities a shorter effective maturity date.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.


Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
CalSTERS: California State Teachers Retirement System
FHLB: Federal Home Loan Bank
FNMA: Fannie Mae
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 60.6%                            Shares        Value
Advertising Agencies - 0.4%
Omnicom Group, Inc.                                      21,800    $1,592,708

Air Transportation - 0.1%
FedEx Corp.                                               3,600       308,484

Auto Parts - After Market - 0.0%
Genuine Parts Co.                                         2,900       111,302

Auto Parts - Original Equipment - 0.2%
Autoliv, Inc.                                            26,800     1,082,720

Auto Trucks & Parts - 0.1%
Wabash National Corp.*                                   19,800       543,906

Banks - New York City - 1.5%
Bank of New York Co., Inc.                                68,300    1,992,311
J.P. Morgan Chase & Co.                                  115,620    4,593,582
                                                                    6,585,893

Banks - Outside New York City - 4.3%
Bank of America Corp.                                    112,176    4,860,586
KeyCorp Ltd.                                              25,700      812,120
M&T Bank Corp.                                            19,100    1,827,870
TCF Financial Corp.                                       58,600    1,774,994
US Bancorp                                                95,500    2,759,950
Wachovia Corp.                                            84,200    3,953,190
Wells Fargo & Co.                                         45,800    2,731,054
                                                                   18,719,764

Banks - Regional - 0.1%
First Republic Capital Corp., Preferred (e)                   500     525,000

Biotechnology - Research & Production - 0.8%
Amgen, Inc.*                                               53,800   3,049,384
Invitrogen Corp.*                                           9,200     505,908
                                                                    3,555,292

Building Materials - 0.2%
Masco Corp.                                               30,400    1,049,712

Chemicals - 1.0%
Airgas, Inc.                                              51,600    1,242,012
Praxair, Inc.                                             49,600    2,119,904
Sigma-Aldrich Corp.                                       15,500      899,000
                                                          4,260,916

Communications & Media - 0.8%
Time Warner, Inc.*                                       226,200    3,650,868

Communications Technology - 2.4%
Cisco Systems, Inc.*                                      216,100   3,911,410
CommScope, Inc.*                                          126,600   2,734,560
Covad Communications Group, Inc.*                          26,923      45,231
Harris Corp.                                               26,700   1,466,898
Qualcomm, Inc.                                             43,800   1,709,952
Scientific-Atlanta, Inc.                                   11,600     300,672
Tellabs, Inc.*                                             16,900     155,311
                                                                   10,324,034

Computer - Services, Software & Systems -
 2.6%
Adobe Systems, Inc.                                  47,300    2,339,931
Citrix Systems, Inc.*                                 8,400      147,168
Compuware Corp.*                                     50,600      260,590
Microsoft Corp.                                     310,200    8,577,030
Symantec Corp.*                                       3,100      170,128
Veritas Software Corp.*                               5,800      103,240
                                                              11,598,087

Computer Technology - 2.1%
Dell, Inc.*                                          80,100    2,851,560
EMC Corp.*                                           39,800      459,292
Hewlett-Packard Co.                                  31,300      586,875
International Business Machines Corp.                64,400    5,521,656
                                                               9,419,383

Consumer Electronics - 1.1%
Electronic Arts, Inc.*                               21,800    1,002,582
Harman International Industries, Inc.                 1,700      183,175
Yahoo!, Inc.*                                       102,100    3,462,211
                                                               4,647,968

Consumer Products - 1.8%
Alberto-Culver Co.                                   33,300    1,447,884

Gillette Co.                                          57,700    2,408,398
Kimberly-Clark Corp.                                  49,300    3,184,287
Toro Co.                                              14,400      983,520
                                                                8,024,089

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*                                      9,800      454,230

Cosmetics - 0.4%
Avon Products, Inc.                                    2,600      113,568
Estee Lauder Co.'s, Inc.                              41,600    1,738,880
                                                                1,852,448

Diversified Financial Services - 1.8%
American Express Co.                                  77,200    3,972,712
Goldman Sachs Group, Inc.                              3,000      279,720
MFH Financial Trust I , Preferred (e)                 20,000    1,980,000
New Century Financial Corp.                           26,100    1,571,742
Roslyn Real Estate Asset Corp., Preferred (e)          2,000      212,063
                                                                8,016,237

Diversified Production - 0.3%
Danaher Corp.                                         16,700      856,376
Dover Corp.                                            7,500      291,525
                                                                1,147,901

Drug & Grocery Store Chains - 0.7%
Supervalu, Inc.                                       14,100      388,455
Walgreen Co.                                          70,400    2,522,432
                                                                2,910,887

Drugs & Pharmaceuticals - 3.9%
Cardinal Health, Inc.                                 24,300    1,063,611
Johnson & Johnson                                    126,500    7,125,745
Merck & Co., Inc.                                    102,100    3,369,300
Pfizer, Inc.                                         186,300    5,700,780
                                                               17,259,436

Education Services - 0.4%
Apollo Group, Inc.*                                   23,000    1,687,510

Electrical - Household Appliances - 0.1%
Whirlpool Corp.                                        5,000      300,450

Electronic Equipment & Components - 0.2%
Cooper Industries Ltd.                                 4,300      253,700

Molex, Inc.                                           25,800     769,356
                                                               1,023,056

Electronics - 0.0%
Sanmina-SCI Corp.*                                    15,400     108,570

Electronics - Medical Systems - 1.0%
Medtronic, Inc.                                       67,200   3,487,680
Varian Medical Systems, Inc.*                         25,700     888,449
                                                               4,376,129

Electronics - Semiconductors / Components - 1.5%
Altera Corp.*                                         35,100     686,907
Analog Devices, Inc.                                  36,300   1,407,714
Atmel Corp.*                                          56,500     204,530
Intel Corp.                                          166,700   3,344,002
Jabil Circuit, Inc.*                                  31,800     731,400
Texas Instruments, Inc.                               18,200     387,296
                                                               6,761,849

Energy Miscellaneous - 0.4%
Veritas DGC, Inc.*                                    85,400   1,945,412

Finance - Small Loan - 0.5%
SLM Corp.                                             52,500   2,341,500

Finance Companies - 0.4%
Capital One Financial Corp.                           23,100   1,707,090

Financial Data Processing Services - 1.0%
Automatic Data Processing, Inc.                       43,800   1,809,816
DST Systems, Inc.*                                     3,100     137,857
First Data Corp.                                      52,300   2,275,050
Fiserv, Inc.*                                          3,200     111,552
SunGard Data Systems, Inc.*                            4,200      99,834
                                                               4,434,109

Financial Miscellaneous - 1.7%
AMBAC Financial Group, Inc.                            4,700     375,765
Fannie Mae                                            56,100   3,556,740
Freddie Mac                                            3,600     234,864
MBNA Corp.                                           104,350   2,629,620
Nationwide Financial Services, Inc.                    6,200     217,682
Providian Financial Corp.*                            36,700     570,318
                                                               7,584,989

Foods - 1.9%
General Mills, Inc.                           16,300     731,870
H.J. Heinz Co.                                38,700   1,393,974
Hershey Foods Corp.                           63,100   2,947,401
Kellogg Co.                                   46,700   1,992,222
Sysco Corp.                                   45,450   1,359,864
                                                       8,425,331

Forest Products - 0.3%
Weyerhaeuser Co.                              16,800   1,116,864

Healthcare Facilities - 0.2%
DaVita, Inc.*                                 24,600     766,290

Healthcare Management Services - 0.9%
Caremark Rx, Inc.*                            21,400     686,298
Wellpoint Health Networks, Inc.*              30,800   3,236,772
                                                       3,923,070

Healthcare Services - 0.4%
Anthem, Inc.*                                 15,100   1,317,475
Express Scripts, Inc.*                         7,200     470,448
                                                       1,787,923

Home Building - 1.2%
NVR, Inc.*                                     5,200   2,865,200
Pulte Homes, Inc.                             39,800   2,442,526
                                                       5,307,726

Household Equipment & Products - 0.1%
Black & Decker Corp.                           6,800     526,592

Identify Control & Filter Devices - 0.2%
Parker Hannifin Corp.                         12,300     723,978

Insurance - 0.4%
Conseco, Inc., Preferred                      67,000   1,649,540

Insurance - Life - 0.7%
Jefferson-Pilot Corp.                          4,600     228,436
Principal Financial Group                     52,200   1,877,634
Prudential Financial, Inc.                    20,500     964,320
The Phoenix Co.'s, Inc.                       13,700     142,754
                                                       3,213,144

Insurance - Multi-Line - 1.9%

Aflac, Inc.                                           32,000   1,254,720
American International Group, Inc.                    81,100   5,513,989
Hartford Financial Services, Inc.                      4,200     260,106
Lincoln National Corp.                                11,600     545,200
Protective Life Corp.                                 19,300     758,683
Safeco Corp.                                           3,600     164,340
                                                               8,497,038

Insurance - Property & Casualty - 0.5%
21st Century Insurance Group                          12,400     165,540
Chubb Corp.                                           20,200   1,419,656
Progressive Corp.                                      8,300     703,425
                                                               2,288,621

Machinery - Agricultural - 0.4%
Deere & Co.                                           26,000   1,678,300

Machinery - Construction & Handling - 0.3%
Terex Corp.*                                          32,100   1,393,140

Machinery - Industrial / Specialty - 0.5%
Illinois Tool Works, Inc.                             14,000   1,304,380
Nordson Corp.                                          3,600     123,588
Tecumseh Products Co.                                 16,400     686,668
                                                               2,114,636

Machinery - Oil Well Equipment & Services - 0.5%
Smith International, Inc.*                            34,000   2,064,820

Medical & Dental - Instruments & Supplies - 0.8%
Becton Dickinson & Co.                                49,700   2,569,490
St. Jude Medical, Inc.*                                1,700     127,959
Stryker Corp.                                         15,200     730,816
                                                               3,428,265

Medical Services - 0.0%
Coventry Health Care, Inc.*                            3,450     184,126

Multi-Sector Companies - 0.3%
3M Co.                                                15,500   1,239,535

Office Furniture & Business Equipment - 0.9%
Lexmark International, Inc.*                          17,400   1,461,774
Pitney Bowes, Inc.                                    43,700   1,927,170
Xerox Corp.*                                          28,300     398,464
                                                               3,787,408

Office Supplies - 0.4%
Avery Dennison Corp.                                   28,500    1,874,730

Oil - Crude Producers - 2.0%
Chesapeake Energy Corp.                                 1,900       30,077
Cimarex Energy Co.*                                    11,300      394,822
EOG Resources, Inc.                                    76,800    5,057,280
Pioneer Natural Resources Co.                           4,900      168,952
XTO Energy, Inc.                                      101,225    3,287,788
                                                                 8,938,919

Photography - 0.3%
Eastman Kodak Co.                                      37,600    1,211,472

Pollution Control & Enviromental Services - 0.1%
Headwaters, Inc.*                                       8,800      271,568

Publishing - Miscellaneous - 0.5%
McGraw-Hill Co.'s, Inc.                                21,000    1,673,490
R.R. Donnelley & Sons Co.                              12,200      382,104
                                                                 2,055,594

Publishing - Newspapers - 0.0%
New York Times Co.                                      4,500      175,950

Real Estate Investment Trust (REIT) - 0.2%
Equity Office Properties Trust                         31,700      863,825

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.                                  21,800    1,295,792

Restaurants - 0.2%
CKE Restaurants, Inc.*                                 77,600      857,480

Retail - 3.2%
Bed Bath & Beyond, Inc.*                               60,500    2,245,155
Best Buy Co., Inc.                                      5,200      282,048
Costco Wholesale Corp.                                 20,800      864,448
Dollar General Corp.                                    5,400      108,810
Gap, Inc.                                              45,900      858,330
Home Depot, Inc.                                       77,400    3,034,080
Lowe's Co.'s, Inc.                                     58,000    3,152,300
ShopKo Stores, Inc.*                                   12,700      221,107
Staples, Inc.                                          48,800    1,455,216
Target Corp.                                           41,700    1,886,925

                                                             14,108,419

Savings & Loans - 0.4%
Washington Mutual, Inc.                             44,700    1,746,876

Securities Brokers & Services - 0.5%
Charles Schwab Corp.                                 7,200       66,168
Franklin Resources, Inc.                            35,900    2,001,784
                                                              2,067,952

Services - Commercial - 0.1%
Brink's Co.                                         15,200      458,584

Shoes - 0.1%
Timberland Co.*                                      9,900      562,320

Soaps & Household Chemicals - 0.9%
Colgate-Palmolive Co.                               21,600      975,888
Procter & Gamble Co.                                54,900    2,971,188
                                                              3,947,076

Telecommunications - 0.1%
Manitoba Telecom Services, Inc., Class B            11,620      389,400

Transportation Miscellaneous - 0.3%
United Parcel Service, Inc., Class B                19,300    1,465,256

Utilities - Cable, Television, & Radio - 0.2%
COX Communications, Inc.*                           29,200      967,396

Utilities - Electrical - 0.5%
Cleco Corp.                                         14,000      241,360
Hawaiian Electric Industries, Inc.                   8,600      228,244
IDACORP, Inc.                                       17,300      502,738
NiSource, Inc.                                      15,900      334,059
OGE Energy Corp.                                    34,400      867,912
Unisource Energy Corp.                               5,700      138,795
                                                              2,313,108

Utilities - Gas Distribution - 1.3%
AGL Resources, Inc.                                 17,700      544,629
Kinder Morgan, Inc.                                 40,400    2,537,928
Oneok, Inc.                                         93,800    2,440,676
                                                              5,523,233

Utilities - Gas Pipelines - 0.0%

Equitable Resources, Inc.                           3,800       206,378

Utilities - Telecommunications - 2.3%
AT&T Wireless Services, Inc.*                      35,600       526,168
Bellsouth Corp.                                   185,300     5,025,336
Citizens Communications Co.                        28,100       376,259
Nextel Communications, Inc.*                        9,000       214,560
SBC Communications, Inc.                          154,000     3,996,300
                                                             10,138,623

Wholesalers - 0.2%
United Stationers, Inc.*                           17,200       746,480


Total Equity Securities (Cost $242,156,142)   266,214,707


                                                                                      PRINCIPAL
Corporate Bonds - 26.3%                                                                 AMOUNT        VALUE
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)                                                                 $  218,160   $  219,195
8.745%, 1/15/21 (e)                                                                    749,954      639,804
2.41%, 10/15/21 (e)(r)                                                                 750,000      699,844
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)                                        1,000,000    1,024,190
American Presidents Co.'s Ltd., 8.00%, 1/15/24                                         440,000      453,200
ASIF Global Financing Corp., 2.124%, 3/14/06 (e)(r)                                  3,500,000    3,500,000
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34                                    1,500,000    1,624,860
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)                                    2,700,000    1,739,637
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)                                      500,000      576,250
Avery Dennison Corp., 1.94%, 8/10/07 (r)                                             3,000,000    2,997,828
Bank One Issuance Trust, 1.81%, 10/15/08 (r)                                         2,000,000    2,001,310
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)                      1,500,000    1,627,050
BF Saul (REIT), 7.50%, 3/1/14 (e)                                                    1,500,000    1,522,500
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)                2,500,000    2,606,725
Chase Funding Mortgage Loan, 4.045%, 5/25/33                                         2,500,000    2,495,900
Chevy Chase Bank FSB, 6.875%, 12/1/13                                                  300,000      304,500
CIT Group, Inc., 1.931%, 8/31/06 (r)                                                 4,000,000    3,998,480
CNL Funding, Inc.:
7.721%, 8/25/09 (e)                                                                  1,239,498    1,308,909
Franchise Loan Trust Certificates, Interest Only,
0.948%, 8/18/16 (e)(r)                                                               5,884,412      252,441
Continental Airlines, Inc., 2.72%, 12/6/07 (r)                                       1,500,000    1,508,445
Credit Suisse First Boston USA, Inc., 2.19%, 6/19/06 (r)                             1,000,000      999,430
Delta Air Lines, Inc., 2.41%, 1/25/08 (r)                                            1,814,477    1,825,890


E*Trade Financial Corp., 8.00%, 6/15/11 (e)                                            800,000     832,000
FedEx Corp., 1.88%, 4/1/05 (r)                                                       3,500,000   3,503,392
First Republic Bank, 7.75%, 9/15/12                                                    500,000     553,255
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)                                      1,474,193   1,274,027
Global Signal Trust I, 3.711%, 1/15/34 (e)                                             980,880     965,419
Goldman Sachs Group, Inc.:
2.57%, 9/29/14 (r)                                                                   1,000,000     999,880
6.345%, 2/15/34                                                                      1,000,000   1,004,440
Great Lakes Power, Inc., 8.30%, 3/1/05                                               6,000,000   6,125,700
Greater Bay Bancorp, 5.25%, 3/31/08                                                    500,000     505,740
HRPT Properties Trust, 6.25%, 8/15/16                                                2,000,000   2,060,340
Huntington Bancshares, Inc., 2.02%, 12/1/05 (r)                                      1,000,000   1,000,757
International Lease Finance Corp., 2.406%, 1/15/10 (r)                               1,500,000   1,497,743
Interpool Capital Trust, 9.875%, 2/15/27                                             3,250,000   2,843,750
Jackson National Life Global Funding, LLC, 1.70%, 4/20/07 (e)(r)                     1,500,000   1,498,245
JP Morgan Chase Capital XIII, 2.88%, 9/30/34 (r)                                     1,500,000   1,484,876
Kimco Realty Corp., 1.88%, 8/1/06 (r)                                                1,500,000   1,500,075
Leucadia National Corp.:
7.00%, 8/15/13                                                                         650,000     646,750
3.75%, 4/15/14 (e)                                                                     500,000     541,635
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*                                                                2,600,000      26,000
8.30%, 12/1/37 (e)(m)*                                                               3,700,000      37,000
Masco Corp., 2.11%, 3/9/07 (e)(r)                                                    4,000,000   4,006,296
Meridian Funding Co. LLC:
2.07%, 4/15/09 (e)(r)                                                                  958,750     959,360
2.18%, 10/15/14 (e)(r)                                                               5,000,000   4,995,380
NYMAGIC, Inc., 6.50%, 3/15/14                                                          500,000     485,587
Parker & Parsley Petroleum Co., 8.875%, 4/15/05                                        395,000     407,913
Patrons Legacy Partnership:
5.646%, 1/17/17 (e)                                                                    800,000     810,928
5.775%, 12/23/63 (e)                                                                   500,000     504,735
Post Apartment Homes LP, 6.85%, 3/16/15 (Mandatory Put, 3/16/05 @ 100)               1,000,000   1,012,918
Preferred Term Securities IX Ltd., 2.35%, 4/3/33 (e)(r)                              1,000,000   1,018,060
PRICOA Global Funding I, 1.90%, 3/2/07 (e)(r)                                        1,000,000   1,000,063
Prudential Holdings LLC, 7.245%, 12/18/23 (e)                                          650,000     765,524
RBS Capital Trust IV, 2.775%, 9/29/49 (r)                                            6,000,000   6,041,160
Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)                                       1,500,000   1,507,500
SLM Corp., 1.61%, 7/25/35 (e)(r)                                                     4,000,000   3,995,400
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)                    1,500,000   1,562,685
Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)                                          1,500,000   1,499,445
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)                         2,234,578   3,603,593


SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to               1,000,000     288,600
10/15/97 (e)
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)                                         1,045,000   1,042,826
Toll Road Investors Partnership II LP, Zero Coupon Bonds:
2/15/06 (e)                                                                          1,550,000   1,481,828
2/15/13 (e)                                                                          5,000,000   3,263,310
2/15/14 (e)                                                                          4,000,000   2,480,760
2/15/25 (e)                                                                          2,500,000     729,590
United Energy Ltd., 6.00%, 11/1/05 (e)                                               1,500,000   1,546,365
Valmont Industries, Inc., 6.875%, 5/1/14 (e)                                           250,000     257,500
VW Credit, Inc., 1.88%, 7/21/05 (e)(r)                                               3,000,000   2,999,457
Weyerhaeuser Co., 5.50%, 3/15/05                                                     1,300,000   1,317,121
William Street Funding Corp., 1.95%, 4/23/06 (e)(r)                                  3,000,000   3,003,333


Total Corporate Bonds (Cost $117,566,584)                                                      115,414,649


MUNICIPAL OBLIGATIONS - 5.3%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero
Coupon:
10/1/06                                                                         $ 1,500,000   $ 1,408,755
10/1/27                                                                           5,000,000     1,280,600
Ashland Oregon GO Bonds, 6.022%, 7/15/24                                          1,000,000     1,032,140
California Statewide Communities Development Authority Tax and Revenue            1,470,000     1,085,257
Anticipation Notes, Zero Coupon, 6/1/11
Denver Colorado City and County COPs, Zero Coupon, 12/15/16                       3,000,000     1,558,830
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon,            1,230,000       886,030
12/1/11
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19            750,000       327,750
(f)
New Jersey State Economic Development Authority Revenue Bonds, Zero
Coupon:
2/15/17                                                                           7,000,000     3,650,430
2/15/24                                                                           3,000,000       988,650
New Rochelle New York GO Bonds, 5.40%, 3/15/15                                      575,000       593,492
New York Sate Community Statutory Trust II, 5.47%, 12/28/31 (e)(r)                  500,000       502,500
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06                   2,000,000     1,899,340
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon:
4/15/14                                                                           1,000,000       622,270
4/15/19                                                                           1,000,000       442,820
4/15/21                                                                           8,250,000     3,203,640
Rancho Mirage California Redevelopment Agency Tax Allocation Bonds,                 585,000       602,720
5.45%, 4/1/18
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%,           1,555,000     1,548,795
12/1/06
Texas State Lower Colorado River Authority Revenue Bonds, 6.92%, 5/15/05          1,410,000     1,450,002

Total Municipal Obligations (Cost $22,212,712)                                   23,084,021


U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.2%
Federal Home Loan Bank:

2.25%, 3/28/07                                                                  $ 3,000,000   $ 2,997,783
2.10%, 4/30/07                                                                    3,000,000     2,993,250
Federal Home Loan Bank Discount Notes, Zero Coupon, 10/1/04                      18,700,000    18,700,000
Freddie Mac, 2.25%, 3/24/08                                                       1,500,000     1,497,510
Freddie Mac Multifamily VRDN Certificates:
1.84%, 8/15/45 (r)                                                                  991,950       991,950
1.89%, 1/15/47 (r)                                                                7,549,478     7,549,478
Kingdom of Jordan, Guaranteed by the United States Agency of                      1,083,830     1,362,331
International Development, 8.75%, 9/1/19

Total U.S. Government Agencies and Instrumentalities (Cost $36,001,117)          36,092,302


U.S. Treasury - 0.9%
United States Treasury Notes, 4.25%, 8/15/14     $   3,750,000    $   3,788,663

Total U.S. Treasury (Cost $3,788,610)                3,788,663

TOTAL INVESTMENTS (Cost $421,725,165) - 101.3%     444,594,342
Other assets and liabilities, net - (1.3%)          (5,653,114)
NET ASSETS - 100%                                $ 438,941,228

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) Interest payments have been deferred until July 1, 2005. At September 30,
2004 accumulated deferred interest is $91,117.
(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July, and December 2003 as well as January, June and July 2004. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note



This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.1%                                                                     Shares                 Value
Banks - Outside New York City - 2.0%
Investors Financial Services Corp.                                                             27,500               $1,241,075

Biotechnology - Research & Production - 5.0%
Biogen Idec, Inc.*                                                                             17,700                1,082,709
Genzyme Corp. - General Division*                                                              38,300                2,083,903
                                                                                                                     3,166,612

Chemicals - 2.7%
Airgas, Inc.                                                                                   49,800                1,198,686
Sigma-Aldrich Corp.                                                                             9,000                  522,000
                                                                                                                     1,720,686

Computer - Services, Software & Systems - 2.8%
Adobe Systems, Inc.                                                                            15,400                  761,838
Intuit, Inc.*                                                                                  22,700                1,030,580
                                                                                                                     1,792,418

Computer Technology - 2.1%
Network Appliance, Inc.*                                                                       33,800                  777,400
Synopsys, Inc.*                                                                                33,100                  523,973
                                                                                                                     1,301,373

Consumer Electronics - 1.6%
Electronic Arts, Inc.*                                                                         22,500                1,034,775

Consumer Products - 0.5%
Nautilus Group, Inc.                                                                           14,600                  329,814

Diversified Production - 2.0%
Danaher Corp.                                                                                  24,600                1,261,488

Drug & Grocery Store Chains - 0.6%
CVS Corp.                                                                                       9,000                  379,170

Drugs & Pharmaceuticals - 1.0%
Medimmune, Inc.*                                                                               26,400                  625,680

Education Services - 1.1%
Career Education Corp.*                                                                        25,600                  727,808

Electronic Equipment & Components - 1.7%
Molex, Inc.                                                                                    35,500                1,058,610

Electronics - Medical Systems - 1.3%
Affymetrix, Inc.*                                                                              27,800                  853,738

Electronics - Semiconductors / Components - 10.3%
Altera Corp.*                                                                                  66,500                1,301,405
Analog Devices, Inc.                                                                           22,000                  853,160
Avnet, Inc.*                                                                                   26,300                  450,256
Flextronics International Ltd.*                                                                82,400                1,091,800
Jabil Circuit, Inc.*                                                                           59,800                1,375,400
MEMC Electronic Materials, Inc.*                                                               41,800                  354,464
Xilinx, Inc.                                                                                   41,100                1,109,700
                                                                                                                     6,536,185

Electronics - Technology - 2.8%
Coherent, Inc.*                                                                                29,700                  770,418
Trimble Navigation Ltd.*                                                                       31,050                  981,180
                                                                                                                     1,751,598

Financial Data Processing Services - 2.7%
CheckFree Corp.*                                                                               27,200                  752,624
Fiserv, Inc.*                                                                                  27,000                  941,220
                                                                                                                     1,693,844

Financial Information Services - 1.2%
Moody's Corp.                                                                                  10,000                  732,500

Financial Miscellaneous - 1.8%
H & R Block, Inc.                                                                              23,500                1,161,370

Healthcare Facilities - 2.6%
Health Management Associates, Inc.                                                             80,750                1,649,723

Healthcare Services - 1.5%
Omnicare, Inc.                                                                                 34,100                  967,076

Identify Control & Filter Devices - 0.9%
Waters Corp.*                                                                                  12,700                  560,070

Insurance - Multi-Line - 1.6%
Willis Group Holdings Ltd.                                                                     26,600                  994,840

Investment Management Companies - 1.5%
T. Rowe Price Group, Inc.                                                                      19,000                  967,860

Jewelry Watches & Gems - 3.2%
Fossil, Inc.*                                                                                  66,500                2,057,510

Machinery - Oil Well Equipment & Services - 2.0%
Grant Prideco, Inc.*                                                                           62,200                1,274,478

Medical & Dental - Instruments & Supplies - 8.7%
Biomet, Inc.                                                                                   20,900                  979,792
Henry Schein, Inc.*                                                                            15,000                  934,650
Patterson Cos, Inc.*                                                                           16,700                1,278,552
St. Jude Medical, Inc.*                                                                        16,900                1,272,063
Wright Medical Group, Inc.*                                                                    41,800                1,050,016
                                                                                                                     5,515,073

Medical Services - 2.6%
Coventry Health Care, Inc.*                                                                    30,700                1,638,459

Production Technology Equipment - 3.5%
Cognex Corp.                                                                                   19,400                  508,280
Lam Research Corp.*                                                                            38,700                  846,756
Novellus Systems, Inc.*                                                                        33,500                  890,765
                                                                                                                     2,245,801

Recreational Vehicles & Boats - 2.3%
Harley-Davidson, Inc.                                                                          24,700                1,468,168

Restaurants - 3.7%
Cheesecake Factory, Inc.*                                                                      38,900                1,688,260
Panera Bread Co.*                                                                              17,800                  668,212
                                                                                                                     2,356,472

Retail - 13.2%
Advance Auto Parts, Inc.*                                                                      43,000                1,479,200
Fastenal Co.                                                                                   15,300                  881,280
PETsMART, Inc.                                                                                 80,800                2,293,912
Ross Stores, Inc.                                                                              36,000                  843,840
Staples, Inc.                                                                                  54,500                1,625,190
Williams-Sonoma, Inc.*                                                                         33,700                1,265,435
                                                                                                                     8,388,857

Securities Brokers & Services - 3.9%
Franklin Resources, Inc.                                                                       16,200                  903,312
Legg Mason, Inc.                                                                               29,100                1,550,157
                                                                                                                     2,453,469

Soaps & Household Chemicals - 1.0%
Church & Dwight, Inc.                                                                          22,800                  639,768

Utilities - Telecommunications - 2.7%
Nextel Partners, Inc.*                                                                        105,200                1,744,216


Total Equity Securities (Cost $57,008,739)                                                                          62,290,584


                                                                                  PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.5%                               AMOUNT                     VALUE
Federal Home Loan Bank Discount Notes, 10/1/04                                             $1,600,000               $1,600,000


Total U.S. Government Agencies and Instrumentalities (Cost $1,600,000)                                               1,600,000

TOTAL INVESTMENT (Cost $58,608,739) - 100.6%                                                                        63,890,584
Other assets and liabilities, net - (0.6%)                                                                           (379,930)
NET ASSETS - 100%                                                                                                  $63,510,654



* Non-income producing security.


This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 94.0%                                  Shares       Value
Argentina - 0.1%
Grupo Financiero Galicia SA, Class B (ADR)                  3,600    $ 23,724

Australia - 2.3%
Australia & New Zealand Banking Group Ltd.                  7,805     107,516
Australian Gas Light Co. Ltd.                               3,417      33,038
National Australia Bank Ltd.*                               5,670     110,793
Telstra Corp. Ltd.                                         31,920     107,499
                                                                      358,846

Austria - 1.1%
Mayr-Melnhof Karton AG                                        725     101,730
Westfield Group Ltd.*                                       6,697      73,773
                                                                      175,503

Belgium - 4.3%
Dexia                                                       9,631     179,868
Fortis SA/NV                                                8,495     202,112
UCB SA                                                      5,767     307,000
                                                                      688,980

Brazil - 0.9%
Banco Itau Holding Financiera SA (ADR)                        700      38,850
Gerdau SA (ADR)                                             2,960      48,396
Tele Centro Oeste Celular Participacoes SA (ADR)            2,000      20,400
Unibanco - Uniao de Bancos Brasileiros SA (GDR)             1,500      36,345
                                                                      143,991

Canada - 0.3%
Royal Bank of Canada                                        1,000      47,382

Czech Republic - 0.1%
Ceske Radiokomunikace AS (GDR)*                             1,200      20,629

Denmark - 0.5%
Novo-Nordisk A/S                                            1,450      79,366

Finland - 0.8%
Nokia Oyj                                                   9,000     123,827

France - 2.3%
BNP Paribas SA                                              1,861     120,167
Carrefour SA                                                1,082      50,881
Havas Advertising SA
Common Stock                                               22,094     116,051
Warrants (strike price 0.35 Euro/share, expires 10/6/04)*  22,094       9,328
Societe Generale Groupe                                       730      64,586
                                                                      361,013

Germany - 7.3%
Adidas - Salomon AG                                          923      128,768
Altana AG                                                  1,522       88,544
Celesio AG                                                 1,405       95,782
Continental AG                                             2,938      159,684
Deutsche Bank AG                                           2,075      149,110
Schering AG                                                3,639      229,777
Volkswagen AG:
Non-Voting Preferred                                       5,473      148,903
Ordinary                                                   3,916      150,695
                                                                    1,151,263

Greece - 0.2%
National Bank of Greece SA                                 1,139       27,665

Hong Kong - 0.6%
Hang Seng Bank Ltd.                                        6,600       87,598

Hungary - 0.2%
OTP Bank Rt (GDR)                                            900       39,825

India - 0.6%
Bajaj Auto Ltd. (GDR)                                        790       17,483
GAIL India Ltd. (GDR)                                        900       22,284
ICICI Bank Ltd. (ADR)                                        700        9,660
Ranbaxy Laboratories Ltd. (GDR)                              600       14,400
Satyam Computer Services Ltd. (ADR)                          800       18,496
State Bank of India Ltd. (GDR)                               300        7,455
                                                                       89,778

Indonesia - 0.5%
PT Bank Mandiri Tbk                                      196,000       31,043
PT Indonesian Satellite Corp. Tbk                         59,000       27,228
PT Unilever Indonesia Tbk                                 52,000       18,460
                                                                       76,731

Ireland - 0.4%
Bank of Ireland                                            4,392       59,173

Israel - 0.2%
Check Point Software Technologies Ltd.*                      600       10,182
Teva Pharmaceutical Industries Ltd. (ADR)                    800       20,760
                                                                       30,942

Italy - 3.1%
Enel SpA                                                  33,782      276,023
Parmalat Finanziaria SpA (b)*                             42,078            1
Telecom Italia SpA                                        94,736      217,043
                                                                      493,067

Japan - 21.7%
Acom Co. Ltd.                                              3,168      196,068
Amada Co. Ltd.                                            12,000       62,616
Daiichi Pharmaceutical Co. Ltd.                           13,000      223,794
Denso Corp.                                                1,900       44,916
Eisai Co. Ltd.                                             4,000      108,898
Furukawa Electric Co. Ltd.*                               51,000      199,936
Hoya Corp.                                                   900       94,333
Kao Corp.                                                  5,000      110,486
KDDI Corp.                                                    19       92,246
Kikkoman Corp.                                            12,000      105,740
Kobe Steel Ltd.                                           91,000      132,129
Kyocera Corp.                                              1,500      105,495
Mazda Motor Corp.                                         37,933      117,384
Mizuho Financial Group, Inc.                                  44      165,307
Nippon Express Co. Ltd.                                   18,000       87,227
Nitto Denko Corp.                                          2,500      115,023
Ono Pharmaceutical Co. Ltd.                                1,300       57,689
Osaka Gas Co. Ltd.                                        56,000      152,457
Sharp Corp.                                                6,000       82,544
Shizuoka Bank Ltd.                                         5,000       37,615
Sompo Japan Insurance, Inc.                               11,000       93,235
Sony Corp.                                                 2,700       92,128
Sumitomo Bakelite Co. Ltd.                                 6,000       36,154
Takefuji Corp.                                             2,120      135,632
Terumo Corp.                                               7,000      159,445
Tokyo Electron Ltd.                                        1,500       73,098
Toyo Seikan Kaisha Ltd.                                    5,000       77,227
Toyota Motor Corp.                                        10,600      405,935
Yamato Transport Co. Ltd.                                  6,000       82,599
                                                                    3,447,356

Mexico - 0.8%
America Movil, SA de CV (ADR)                              1,100       42,933
Cemex, SA de CV (ADR)                                      1,235       34,753
Telefonos de Mexico, SA de CV (ADR)                        1,300       41,951
                                                                      119,637

Netherlands - 7.4%
ABN AMRO Holding NV                                        9,056      205,676
Aegon NV                                                   9,067       97,728
ASM Lithography Holding NV*                                6,455       83,041
Buhrmann NV                                               12,441       93,773
Hagemeyer NV                                              34,215       63,730
ING Groep NV (CVA)                                        17,637      445,023
Koninklijke Philips Electronics NV                         8,037      184,030
                                                                    1,173,001

Norway - 1.6%
DNB NOR ASA                                               16,610      131,400
Telenor Group ASA                                         16,800      127,912
                                                                      259,312

Philippines - 0.2%
Globe Telecom, Inc.                                        1,999       38,736

Poland - 0.2%
Bank Pekao SA (GDR)                                          500       17,000
Telekomunikacja Polska SA (GDR)                            4,500       19,485
                                                                       36,485

Russia - 0.2%
VimpelCom (ADR)*                                             300       32,640

Singapore - 1.8%
DBS Group Holdings Ltd.                                   11,000      104,497
Overseas-Chinese Banking Corp. Ltd.                       12,000       99,748
Singapore Telecommunications Ltd.                         53,000       73,635
                                                                      277,880

South Africa - 1.0%
Alexander Forbes Ltd.                                      9,000       15,845
Bidbee Ltd.*                                                 300        2,050
BIDVest Group Ltd.:
Common Stock                                               1,699       16,530
Warrants (strike price 6,000 ZAR/share, expires 12/8/06)*    120          174
Investec Ltd.                                              1,000       19,836
Nedcor Ltd.                                                2,352       21,611
Pick'n Pay Stores Ltd.                                     7,000       21,890
Telkom South Africa Ltd.                                     856        9,729
Tiger Brands Ltd.                                          2,000       30,271
VenFin Ltd.                                                6,000       20,014
                                                                      157,950

South Korea - 1.1%
Kookmin Bank (ADR)                                         1,700       54,128
KT Corp. (ADR)                                             2,530       45,717
SK Telecom Co. Ltd. (ADR)                                  3,452       67,142
                                                                      166,987

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA                         9,122      125,506
Banco Santander Central Hispano SA                         8,839       86,270
Gas Natural SDG SA                                         6,186      152,861
                                                                      364,637

Sweden - 4.1%
Holmen AB                                                  1,700       50,158
Nordea Bank AB                                            26,500      216,378
Telefonaktiebolaget LM Ericsson                          126,000      390,778
                                                                      657,314

Switzerland - 2.6%
Credit Suisse Group                                        2,350       75,083
Swisscom AG                                                  598      207,604
Zurich Financial Services Group AG                           885      126,302
                                                                      408,989

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)          6,556       46,810
Telecom Argentina SA, Class B (ADR) *                      1,600       17,472
United Microelectronics Corp. (ADR)*                      15,082       50,977
                                                                      115,259

Thailand - 0.4%
Bangkok Bank PCL (NVDR)*                                   5,000       11,410
Charoen Pokphand Foods PCL                                80,000        6,878
Electricity Generating PCL (NVDR)                          7,000       11,241
Kiatnakin Finance PCL                                     10,000        6,943
Land & Houses PCL (NVDR)*                                 87,000       19,119
National Finance PCL                                      37,700       11,289
                                                                       66,880

Turkey - 0.4%
Turkcell Iletisim Hizmet AS (ADR)                          5,623       63,034

United Kingdom - 21.7%
Aviva plc                                                 30,749      304,664
Barclays plc                                              18,524      177,671
Barratt Developments plc                                  13,932      142,704
BG Group plc                                              35,648      239,340
Boots Group plc                                           17,132      199,044
BT Group plc                                              44,296      144,092
Cadbury Schweppes plc                                     13,588      104,508
Centrica plc*                                             37,315      169,498
Dixons Group plc                                          61,631      190,444
GlaxoSmithKline plc                                       14,539      313,367
HBOS plc                                                   6,852       92,504
HSBC Holdings plc                                          7,665      121,652
Imperial Chemical Industries plc                          11,237       42,908
Invensys plc                                              618,255     125,871
Next Group plc                                             6,870      203,025
Northern Foods plc                                        44,261      121,751
Reckitt Benckiser plc                                      4,208      103,110
Scottish & Southern Energy plc                            16,494      232,525
Scottish Power plc                                        20,206      154,495
United Utilities plc                                      15,389      154,704
Wolseley plc                                               5,625       96,044
                                                                    3,433,921

Total Equity Securities (Cost $13,916,678)                         14,899,321


                                             PRINCIPAL
U.S. Treasury - 0.6%                            AMOUNT           VALUE
United States Treasury Bills, 2/24/05 (i)           $   100,000   $    99,254

Total U.S. Treasury (Cost $99,254)                                     99,254

TOTAL INVESTMENTS (Cost $14,015,932) - 94.6%                       14,998,575
Other assets and liabilities, net - 5.4%                              860,937
NET ASSETS - 100%                                                 $15,859,512


(b) This Security is valued by the Board of Directors.
(i) Futures collateralized by 100,000 units of U.S. Treasury Bills.


* Non-income producing security.

Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipts
NVDR: Non-Voting Depository Receipts
PCL: Public Company Limited
ZAR: South African Rand

Forward Foreign Currency Contracts, Open at September 30, 2004


                                                                                               Contract         Unrealized
                                                                                                Value         Appreciation
Contracts to Receive/                         In Exchange         For      Settlement          (US$)     (Depreciation) (US$)
Deliver                                                                      Date
Purchased:
Australian Dollar                    119,415     US Dollars     $83,316    26-Nov-04          $86,013          $2,697
Danish Kroner                        332,000     US Dollars      53,793    26-Nov-04           55,379           1,586
Euro                                 243,254     US Dollars     294,775    26-Nov-04          301,965           7,190
Japanese Yen                       8,767,200     US Dollars      80,533    26-Nov-04           79,806           (727)
Swedish Kroner                       296,108     US Dollars      40,015    26-Nov-04           40,622             607
Swiss Franc                          633,592     US Dollars     498,726    26-Nov-04          509,063          10,337
Total Purchased                                                                                               $21,690
Sold:
British Pound                        151,720     US Dollars    $269,853    26-Nov-04         $273,299        ($3,446)
Japanese Yen                       3,629,323     US Dollars      33,288    26-Nov-04           33,037             251
Swedish Kroner                       357,720     US Dollars      47,244    26-Nov-04           49,074         (1,830)
Total Sold                                                                                                    ($5,025)



                                                                                                                Unrealized
Futures (i)                                                                        Underlying Face Amount      Appreciation
                                Number of Contracts          Expiration Date              At Value            (Depreciation)
Purchased:
DAX Index                                2                        12/04                    $242,811              ($4,658)
TOPIX Index                              1                        12/04                     100,032               (3,130)
CAC 40 Index                             6                        10/04                     271,625                 (149)
Total Purchased                                                                                                  ($7,937)




This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS CALVERT INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

                                                                                PRINCIPAL
Corporate Bonds - 67.5%                                                           AMOUNT      VALUE
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)                                   $100,000      $102,419
Alcan, Inc., 2.10%, 12/8/04 (e)(r)                                               200,000       199,938
American Airlines, Inc.:
2.55%, 9/23/07 (r)                                                               213,096       213,039
3.857%, 7/9/10                                                                   460,267       452,755
APL Ltd., 8.00%, 1/15/24                                                          75,000        77,250
ASIF Global Financing Corp., 2.12438%, 3/14/08 (e)(r)                            300,000       300,000
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34                                150,000       162,486
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)                                450,000       289,939
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)                                150,000       172,875
Avery Dennison Corp., 1.94%, 8/10/07 (r)                                         200,000       199,855
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)                                     160,429       177,649
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)                  100,000       108,470
Bear Stearns Co.'s, Inc., 1.98%, 1/30/09 (r)                                     400,000       400,656
BF Saul (REIT), 7.50%, 3/1/14                                                    200,000       203,000
Brascan Corp., 7.125%, 6/15/12                                                   100,000       112,306
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43                450,000       469,211
(e)
Captec Franchise Trust, 6.504%, 5/25/05 (e)                                      13,214         13,181
Chase Funding Mortgage Loan, 4.045%, 5/25/33                                    200,000        199,672
Chevy Chase Bank FSB, 6.875%, 12/1/13                                           100,000        101,500
 CIT Group, Inc.:
 1.931%, 8/31/06 (r)                                                            500,000        499,810
 2.14%, 9/20/07 (r)                                                             200,000        199,952
 Citizens Property Insurance Corp., 7.125%, 2/25/19 (e)                         100,000        117,413
 CNL Funding, Inc.:
 7.721%, 8/25/09 (e)                                                            154,937        163,614
 Franchise Loan Trust Certificates, Interest Only, 0.948%, 8/18/16            1,019,965         43,756
 (e)(r)
 Continental Airlines, Inc., 2.72%, 12/6/07 (r)                                 150,000        150,844
 Countrywide Asset-Backed Certificates, 2.29%, 12/25/34 (r)                     230,000        230,582
 Countrywide Home Loans, Inc.:
 1.92%, 8/25/06 (r)                                                             150,000        149,902
 4.125%, 9/15/09                                                                200,000        199,556
 CSX Corp., 1.99%, 8/3/06 (r)                                                   250,000        249,919
 Daimler-Chrysler North American Holding Corp.:
 3.40%, 12/15/04                                                                200,000        200,456
 7.40%, 1/20/05                                                                 100,000        101,473
 2.75%, 9/26/05 (r)                                                             700,000        701,932
 Delta Air Lines, Inc., 2.41%, 1/25/08 (r)                                      136,086        136,942
 Developers Diversified Realty Corp., 6.84%, 12/16/04                           275,000        277,167
 Dominion Virginia Power, 7.20%, 11/1/04                                        100,000        100,511
 E*Trade Financial Corp., 8.00%, 6/15/11 (e)                                    150,000        156,000
 FedEx Corp., 1.88%, 4/1/05 (r)                                               1,000,000      1,000,969
 FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)                                  45,090         45,001
 First Republic Bank, 7.75%, 9/15/12                                            150,000        165,977
 FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)                                294,839        254,805
 Ford Motor Co., 8.90%, 1/15/32                                                 400,000        448,300
 Ford Motor Credit Co.:
 7.50%, 3/15/05                                                                 200,000        204,362
 2.79%, 9/28/07 (r)                                                             500,000        499,402
 General Motors Acceptance Corp.:
 4.15%, 2/7/05                                                                  150,000        150,822
 3.63%, 5/19/05 (r)                                                             450,000        451,778
 3.08%, 9/23/08 (r)                                                             500,000        499,900
 8.00%, 11/1/31                                                                 250,000        259,597
 General Motors Corp.:
 8.25%, 7/15/23                                                                 100,000        105,694
 8.375%, 7/15/33                                                                300,000        318,861
 Step Coupon, 0.00% to 3/15/16, 7.75% thereafter, 3/15/36                       200,000         87,750
 Global Signal Trust I, 3.711%, 1/15/34 (e)                                     147,132        144,813
 Golden Securities Corp., 1.95%, 12/2/13 (e)(r)                                 150,000        150,071
 Goldman Sachs Group, Inc.:
 2.57%, 9/29/14 (r)                                                              50,000         49,994
 6.345%, 2/15/34                                                                200,000        200,888
 Great Lakes Power, Inc., 8.30%, 3/1/05                                         250,000        255,237
 Greater Bay Bancorp, 5.25%, 3/31/08                                            100,000        101,148
 GTE Hawaiian Telephone Co., 6.75%, 2/15/05                                     200,000        202,976
 HCA, Inc.:
 6.91%, 6/15/05                                                                 300,000        307,077
 7.69%, 6/15/25                                                                 208,000        216,767
 7.50%, 11/6/33                                                                 200,000        208,734
 Hertz Corp., 2.90%, 8/5/08 (r)                                                 500,000        504,706
 HRPT Properties Trust, 6.25%, 8/15/16                                          100,000        103,017
 IKON Receivables LLC, 2.00%, 12/15/07 (r)                                      190,013        190,094
 Impac CMB Trust:
 2.27%, 11/25/32 (r)                                                            151,922        152,839
 2.19%, 12/25/33 (r)                                                             74,223         74,316
 Interpool Capital Trust, 9.875%, 2/15/27                                       500,000        437,500
 Jackson National Life Global Funding, 1.70%, 4/20/07 (e)(r)                    100,000         99,883
 JP Morgan Chase Capital XIII, 2.88%, 9/30/34 (r)                               100,000         98,992
 Kimco Realty Corp., 1.88%, 8/1/06 (r)                                          100,000        100,005
 Leucadia National Corp.:
 7.00%, 8/15/13                                                                 120,000        119,400
 3.75%, 4/15/14 (e)                                                             100,000        108,327
 Lumbermens Mutual Casualty Co.:
 9.15%, 7/1/26 (e)(m)*                                                          450,000          4,500
 8.30%, 12/1/37 (e)(m)*                                                         100,000          1,000
 Massachusetts Institute of Technology, 7.25%, 11/2/96                           50,000         61,790
 Meridian Funding Co. LLC, 2.18%, 10/15/14 (e)(r)                               250,000        249,769
 New Valley Generation I, 7.299%, 3/15/19                                       436,268        512,755
 New Valley Generation II, 4.929%, 1/15/21                                       89,755         90,678
 Overseas Shipholding Group, Inc., 7.50%, 2/15/24                               100,000         96,750
 Pacific Gas & Electric Co., 2.30%, 4/3/06 (r)                                  344,000        344,502
 Parker & Parsley Petroleum Co., 8.875%, 4/15/05                                 50,000         51,635
 Post Apartment Homes LP, 6.85%, 3/16/15 (mandatory put, 3/16/05 @              100,000        101,292
 100)
 RBS Capital Trust I, 2.775%, 9/29/49 (r)                                       800,000        805,488
 Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)                                 100,000        100,500
 SLM Corp., 1.61%, 7/25/35 (e)(r)                                               250,000        249,713
 Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)              200,000        208,358
 Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)                                    200,000        199,926
 Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)                   248,286        400,399
 Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)                                   170,000        169,646
 TIERS Trust:
 8.45%, 12/1/17 (n)                                                             219,620          2,196
 7.697%, 4/15/18 (e)                                                             97,995         98,868
 Zero Coupon, 10/15/97 (e)                                                    1,000,000         57,163
 Toll Road Investors Partnership II LP:
 Zero Coupon, 2/15/26 (e)                                                       325,000         89,280
 Zero Coupon, 2/15/27 (e)                                                     1,000,000        258,584
 TXU Electricity Ltd., 6.75%, 12/1/06 (e)                                       250,000        268,649
 TXU Energy Co. LLC, 2.38%, 1/17/06 (e)(r)                                      200,000        200,479
 Tyco International Group SA, 5.875%, 11/1/04                                   500,000        502,500
 Tyco International Group SA, Participation Certificate Trust,                  250,000        255,475
 4.436%, 6/15/07 (e)
 United Energy Ltd., 6.00%, 11/1/05 (e)                                         200,000        206,182
 Valmont Industries, Inc., 6.875%, 5/1/14 (e)                                   100,000        103,000
 VW Credit, Inc., 1.88%, 7/21/05 (e)(r)                                         200,000        199,964
 William Street Funding Corp., 1.95%, 4/23/06 (e)(r)                            250,000        250,278
 World Financial Network, Credit Card Master Note Trust, 2.13%,                 100,000        100,562
 5/15/12 (r)


 Total Corporate Bonds (Cost $22,500,555)                                                   22,197,913


 TAXABLE MUNICIPAL OBLIGATIONS - 10.3%
 Alameda California Corridor Transportation Authority Zero Coupon             1,500,000        384,180
 Revenue Bonds, 10/1/27
 Albuquerque New Mexico Airport Authority Revenue, 5.01%, 7/1/17                290,000        289,165
 Denver Colorado City and County COPs, Zero Coupon, 12/15/16                    500,000        259,805
 Energy Northwest Washington Electric Revenue Bonds, 4.06%, 7/1/09              100,000        100,722
 New Jersey State Economic Development Authority Revenue Bonds:
 Zero Coupon, 2/15/19                                                           245,000        111,144
 Zero Coupon, 2/15/24                                                           200,000         65,910
 Orange County California Pension Obligation Notes, Zero Coupon,                236,000        124,271
 9/1/16
 Oregon School Boards Association Pension Funding GO Bonds:
 Zero Coupon, 6/30/06                                                           500,000        474,835
 Zero Coupon, 6/30/23                                                           100,000         33,583
 Pembroke Pines Florida Communications Services Tax Revenue Bonds,              100,000         95,252
 4.75%, 10/1/19
 Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/21              650,000        252,408
 Providence Rhode Island GO Bonds, 5.36%, 7/15/18                               500,000        504,510
 San Bernardino County California Medical Center Financing Project              251,000        143,908
 Adjustable COPs, Zero Coupon, 8/1/15
 Secaucus New Jersey Municipal Utilities Authority Revenue Bonds,               200,000        199,202
 2.75%, 12/1/06
 Westmoreland County Pennsylvania GO Bonds, 6.25%, 5/15/13                      315,000        351,118


 Total Taxable Municipal Obligations (Cost $3,288,338)                                         3,390,013


 U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -
 14.9% Federal Home Loan Bank:

 2.25%, 3/28/07                                                                 500,000          499,631
 2.10%, 4/30/07                                                                 200,000          199,550
 Federal Home Loan Bank Discount Notes, 10/1/04                               4,000,000        4,000,000
 Freddie Mac, 2.25%, 3/24/08                                                    200,000          199,668


 Total U.S. Government Agencies and Instrumentalities (Cost                                    4,898,849
 $4,900,000)


 U.S. TREASURY - 3.1%
 United States Treasury Bonds, 5.375%, 2/15/31                                  105,000          112,481
 United States Treasury Notes:
 3.50%, 8/15/09                                                                 275,000          276,545
 4.25%, 8/15/14                                                                 615,000          621,341


 Total U.S. Treasury (Cost $1,008,156)                                                         1,010,367


 COMMERCIAL PAPER - 2.4%
 Delphi Corp., 1.842%, 11/2/04                                                  300,000          300,000
 Public Service Enterprise Group, Inc., 2.15%, 2/14/05                          500,000          500,000


 Total Commercial Paper (Cost $800,000)                                                          800,000


 EQUITY SECURITIES - 3.0%                                                 SHARES
 Conseco, Inc., Preferred                                                       2,600            $64,012
 First Republic Capital Corp., Preferred (e)                                      300            315,000
 Ford Motor Co. Capital Trust II, Preferred                                     1,000             52,280
 Manitoba Telecom Services, Inc., Class B                                       1,981             66,386
 RC Trust I, Preferred                                                          250,000          268,750
 Richmond County Capital Corp., Preferred (e)                                   1,000            103,469
 Roslyn Real Estate Asset Corp., Preferred                                      1,000            106,031


 Total Equity Securities (Cost $938,653)                                                         975,928

 TOTAL INVESTMENTS (Cost $33,435,702) - 101.2%                                                33,273,070
 Other assets and liabilities, net - (1.2%)                                                    (410,366)
 NET ASSETS - 100%                                                                            $32,862,70




 * Non-income producing security.
 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This security is no longer accruing interest.

 (n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

 (r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

 Abbreviations:
 COPs: Certificates of Participation
 GO: General Obligation
 IDA: Industrial Development Authority
 REIT: Real Estate Investment Trust
 VRDN: Variable Rate Demand Note


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.




 CVS CALVERT SOCIAL EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS

 SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.2%                          Shares      Value
Advertising Agencies - 2.1%
Omnicom Group, Inc.                                 2,500   $182,650

Banks - Outside New York City - 2.1%
Synovus Financial Corp.                             7,200    188,280

Biotechnology - Research & Production - 2.9%
Amgen, Inc.*                                        4,600    260,728

Chemicals - 3.4%
Air Products & Chemicals, Inc.                      3,800    206,644
Ecolab, Inc.                                        3,100     97,464
                                                             304,108

Communications Technology - 2.9%
Cisco Systems, Inc.*                               14,000    253,400

Computer - Services, Software & Systems - 3.1%
Microsoft Corp.                                    10,000    276,500

Computer Technology - 2.7%
Dell, Inc.*                                         6,600    234,960

Consumer Products - 1.7%
Alberto-Culver Co.                                  3,450    150,006

Containers & Packaging - Metal & Glass - 0.9%
Aptargroup, Inc.                                    1,800     79,146

Cosmetics - 0.9%
Estee Lauder Co.'s, Inc.                            1,900     79,420

Diversified Financial Services - 2.3%
American Express Co.                                3,900    200,694

Diversified Production - 4.1%
Dover Corp.                                             3,300      128,271
Pentair, Inc.                                           6,600      230,406
                                                                   358,677

Drug & Grocery Store Chains - 2.5%
Walgreen Co.                                            6,200      222,146

Drugs & Pharmaceuticals - 5.4%
Johnson & Johnson                                       1,800      101,394
Merck & Co., Inc.                                       3,200      105,600
Pfizer, Inc.                                            8,900      272,340
                                                                   479,334

Electronic Equipment & Components - 2.8%
Emerson Electric Co.                                    2,700      167,103
Molex, Inc.                                             3,000       78,930
                                                                   246,033

Electronics - Medical Systems - 4.3%
Medtronic, Inc.                                         5,000      259,500
Varian Medical Systems, Inc.*                           3,600      124,452
                                                                   383,952

Electronics - Semiconductors / Components - 2.8%
Intel Corp.                                             5,600      112,336
Microchip Technology, Inc.                              5,000      134,200
                                                                   246,536

Financial Data Processing Services - 4.6%
First Data Corp.                                        3,693      160,646
Fiserv, Inc.*                                           4,000      139,440
SunGard Data Systems, Inc.*                             4,600      109,342
                                                                   409,428

Foods - 1.8%
Performance Food Group Co.*                             6,600      156,420

Healthcare Facilities - 2.1%
Health Management Associates, Inc.                      9,300      189,999

Healthcare Services - 1.6%
Express Scripts, Inc.*                                  2,200      143,748

Insurance - Multi-Line - 6.3%
Aflac, Inc.                                             3,900      152,919
American International Group, Inc.                      4,000      271,960
Lincoln National Corp.                                  2,900      136,300
                                                                   561,179

Investment Management Companies - 2.0%
SEI Investments Co.                                     5,200      175,136

Machinery - Industrial / Specialty - 3.3%
Illinois Tool Works, Inc.                               3,100      288,827

Medical & Dental - Instruments & Supplies - 1.6%
Dentsply International, Inc.                            2,800      145,432

Multi-Sector Companies - 1.9%
3M Co.                                                  2,100      167,937

Oil - Crude Producers - 2.7%
EOG Resources, Inc.                                     3,600      237,060

Restaurants - 1.8%
Brinker International, Inc.*                            5,000      155,750

Retail - 13.2%
Bed Bath & Beyond, Inc.*                                5,900      218,949
CDW Corp.                                               3,100      179,893
Costco Wholesale Corp.                                  5,000      207,800
Home Depot, Inc.                                        3,800      148,960
Kohl's Corp.*                                           4,700      226,493
Staples, Inc.                                           6,200      184,884
                                                                 1,166,979

Securities Brokers & Services - 4.1%
A.G. Edwards, Inc.                                      6,000      207,720
Franklin Resources, Inc.                                2,750      153,340
                                                                   361,060

Soaps & Household Chemicals - 2.0%
Procter & Gamble Co.                                    3,300      178,596

Utilities - Gas Distribution - 2.2%
Questar Corp.                                           4,200      192,444

Utilities - Telecommunications - 0.1%
Alltel Corp.                                              100        5,491


Total Equity Securities (Cost $7,952,568)                        8,682,056

TOTAL INVESTMENTS (Cost $7,952,568) - 98.2%                      8,682,056
Other assets and liabilities, net - 1.8%                           159,184
NET ASSETS - 100%                                               $8,841,240

 * Non-income producing security.

 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.




NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the"Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, seven of which are reported herein. The Money Market, Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings) furnished by dealers through an independent pricing service. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over
time  and  are  reviewed  periodically.   The  values  assigned  to  fair  value
investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, $1, or ..00% of net assets of Social International Equity Portfolio, were fair valued under the direction of the Board of Directors.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.

Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of September 30, 2004 and the net capital loss carryforwards with expiration dates as of December 31, 2003.



                                                              INTER-NATIONAL
                                                                  EQUITY
                  MONEY MARKET    SMALL-CAP        MID-CAP                       BALANCED       EQUITY       INCOME
---------------------------------------------------------------------------------------------------------------------

Federal income      $13,310,053     $15,350,337    $58,694,209    $14,094,030    $428,285,382   $7,985,299  $33,502,299
tax cost
                  ======================================================================================================
Unrealized
appreciation                  -       2,424,076      7,955,881      1,797,338      33,555,613      927,399      470,157
Unrealized
(depreciation)                -     (1,241,047)    (2,759,506)      (892,793)    (17,246,653)    (230,642)    (699,386)
                  ----------------------------------------------------------------------------
                                                                                             ---------------------------
Net appreciation                     $1,183,029     $5,196,375       $904,545     $16,308,960     $696,757   ($229,229)
(depreciation)                -
                  ======================================================================================================


CAPITAL LOSS CARRYFORWARDS
                                               INTER-NATIONAL
EXPIRATION DATE     SMALL-CAP      MID-CAP         EQUITY        BALANCED         EQUITY
----------------------------------------------------------------------------------------------
31-Dec-08                                                                            $249,381
                              -               -              -              -

31-Dec-09                     -               -     $1,938,728    $18,841,483               -
31-Dec-10            $1,506,548     $15,995,374      2,486,387     21,480,988         242,915

31-Dec-11             1,411,091               -              -      1,026,994         574,547
                  ----------------------------------------------------------------------------
                     $2,917,639     $15,995,374     $4,425,115    $41,349,465      $1,066,843
                  ============================================================================

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.


CVS AMERITAS SELECT PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

EQUITY SECURITIES - 93.9%                           Shares        Value
Beverage - Soft Drinks - 3.0%
Coca-Cola Enterprises, Inc.                         52,900   $  999,810

Biotechnology - Research & Production - 2.0%
Baxter International, Inc.                          20,000      643,200

Cable Television Services - 2.4%
Liberty Media Corp.*                                91,000      793,520

Communications & Media - 4.0%
Time Warner, Inc.*                                  80,200    1,294,428

Drugs & Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.                            46,900    1,110,123
Hospira, Inc.*                                      38,000    1,162,800
                                                              2,272,923

Electronics - Technology - 4.4%
Raytheon Co.                                        38,000    1,443,240

Financial Data Processing Services - 8.0%
First Data Corp.                                    40,200    1,748,700
SunGard Data Systems, Inc.*                         36,300      862,851
                                                              2,611,551

Financial Information Services - 2.1%
Moody's Corp.                                        9,500      695,875

Financial Miscellaneous - 5.8%
H & R Block, Inc.                                   38,700    1,912,554

Healthcare Services - 3.4%
Omnicare, Inc.                                      39,500    1,120,220

Household Equipment & Products - 2.1%
Black & Decker Corp.                                 9,000      696,960

Oil - Crude Producers - 4.4%
Burlington Resources, Inc.                          35,000    1,428,000

Publishing - Miscellaneous - 4.7%
R.R. Donnelley & Sons Co.                           49,000    1,534,680

Publishing - Newspapers - 3.4%
Knight Ridder, Inc.                                 17,000    1,112,650

Restaurants - 5.5%
Yum! Brands, Inc.                                   44,600    1,813,436

Retail - 7.1%
Autonation, Inc.*                                   60,000    1,024,800
TJX Co.'s, Inc.                                     59,000    1,300,360
                                                              2,325,160

Savings & Loans - 15.5%
Washington Mutual, Inc.                            129,800    5,072,584

Services - Commercial - 2.4%
Aramark Corp., Class B                              32,600      786,964

Toys - 3.3%
Mattel, Inc.                                        58,900    1,067,857

Utilities - Cable, Television, & Radio - 1.5%
Cablevision Systems Corp.*                          25,000      507,000

Utilities - Telecommunications - 2.0%
Sprint Corp.                                        32,600      656,238


Total Equity Securities (Cost $26,797,811)                   30,788,850

TOTAL INVESTMENTS (Cost $26,797,811) - 93.9%                 30,788,850
Other assets and liabilities, net - 6.1%                      1,992,170
NET ASSETS - 100%                                           $32,781,020


 * Non-income producing security.

 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS AMERITAS INDEX 500 PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.1%                              Shares         Value
Advertising Agencies - 0.2%
Interpublic Group Co.'s., Inc.*                         4,500    $   47,655
Omnicom Group, Inc.                                     2,000       146,120
                                                                    193,775

Aerospace - 1.4%
Boeing Co.                                              8,700       449,094
Goodrich Corp.                                          1,300        40,768
Lockheed Martin Corp.                                   4,600       256,588
Northrop Grumman Corp.                                  3,806       202,974
Rockwell Collins, Inc.                                  1,900        70,566
United Technologies Corp.                               5,400       504,252
                                                                  1,524,242

Agriculture - Fish & Ranch - 0.1%
Monsanto Co.                                            2,840       103,433

Air Transportation - 0.3%
Delta Air Lines, Inc.*                                  1,500         4,935
FedEx Corp.                                             3,100       265,639
Southwest Airlines Co.                                  8,050       109,641
                                                                    380,215

Aluminum - 0.3%
Alcoa, Inc.                                             8,920       299,623

Auto Parts - After Market - 0.1%
Genuine Parts Co.                                       1,700        65,246

Auto Parts - Original Equipment - 0.1%
Dana Corp.                                              1,700        30,073
Delphi Corp.                                            5,800        53,882
Visteon Corp.                                             900         7,191
                                                                     91,146

Auto Trucks & Parts - 0.1%
Navistar International Corp.*                             700        26,033
Paccar, Inc.                                            1,850       127,872
                                                                    153,905

Automobiles - 0.5%
Ford Motor Co.                                         19,190       269,619
General Motors Corp.                                    5,972       253,691
                                                                    523,310

Banks - New York City - 1.6%
Bank of New York Co., Inc.                              8,200       239,194
J.P. Morgan Chase & Co.                                37,138     1,475,493
                                                                  1,714,687

Banks - Outside New York City - 6.2%
AmSouth Bancorp                                         3,500        85,400
Bank of America Corp.                                  42,440     1,838,925
BB&T Corp.                                              5,900       234,171
Comerica, Inc.                                          1,700       100,895
Fifth Third Bancorp                                     5,783       284,639
First Horizon National Corp.                            1,300        56,368
Huntington Bancshares, Inc.                             2,330        58,041
KeyCorp Ltd.                                            4,300       135,880
M&T Bank Corp.                                          1,200       114,840
Marshall & Ilsley Corp.                                 2,400        96,720
Mellon Financial Corp.                                  4,200       116,298
National City Corp.                                     7,100       274,202
North Fork Bancorp., Inc.                               3,200       142,240
Northern Trust Corp.                                    2,200        89,760
PNC Financial Services Group, Inc.                      3,000       162,300
Regions Financial Corp.                                 4,816       159,217
SouthTrust Corp.                                        3,400       141,644
State Street Corp.                                      3,500       149,485
Suntrust Banks, Inc.                                    3,700       260,517
Synovus Financial Corp.                                 3,100        81,065
US Bancorp                                             19,721       569,937
Wachovia Corp.                                         13,600       638,520
Wells Fargo & Co.                                      17,500     1,043,525
Zions Bancorp                                           1,000        61,040
                                                                  6,895,629

Beverage - Brewery & Winery - 0.4%
Adolph Coors Co.                                          400        27,168
Anheuser-Busch Co.'s, Inc.                              8,400       419,580
                                                                    446,748

Beverage - Distillers - 0.0%
Brown-Forman Corp.                                      1,200        54,960

Beverage - Soft Drinks - 1.9%
Coca-Cola Co.                                          25,400     1,017,270
Coca-Cola Enterprises, Inc.                             4,900        92,610
Pepsi Bottling Group, Inc.                              2,800        76,020
Pepsico, Inc.                                          17,770       864,510
                                                                  2,050,410

Biotechnology - Research & Production - 1.3%
Amgen, Inc.*                                           13,280       752,711
Baxter International, Inc.                              6,300       202,608
Biogen Idec, Inc.*                                      3,555       217,459
Chiron Corp.*                                           1,900        83,980
Genzyme Corp. - General Division*                       2,300       125,143
Millipore Corp.*                                          600        28,710
                                                                  1,410,611

Building Materials - 0.2%
Masco Corp.                                             4,400       151,932
Vulcan Materials Co.                                    1,100        56,045
                                                                    207,977

Casinos & Gambling - 0.2%
Harrah's Entertainment, Inc.                            1,200        63,576
International Game Technology                           3,700       133,015
                                                                    196,591

Chemicals - 1.3%
Air Products & Chemicals, Inc.                          2,400       130,512
Dow Chemical Co.                                        9,822       443,758
E.I. Du Pont de Nemours & Co.                          10,500       449,400
Eastman Chemical Co.                                      900        42,795
Ecolab, Inc.                                            2,700        84,888
Great Lakes Chemical Corp.                                600        15,360
Hercules, Inc.*                                         1,100        15,675
Praxair, Inc.                                           3,400       145,316
Rohm & Haas Co.                                         2,300        98,831
Sigma-Aldrich Corp.                                       700        40,600
                                                                  1,467,135

Communications & Media - 0.7%
Time Warner, Inc.*                                     47,200       761,808

Communications Technology - 2.7%
ADC Telecommunications, Inc.*                           9,800        17,738
Avaya, Inc.*                                            4,558        63,539
CIENA Corp.*                                            5,500        10,890
Cisco Systems, Inc.*                                   70,100     1,268,810
Comverse Technology, Inc.*                              2,200        41,426
Corning, Inc.*                                         14,500       160,660
JDS Uniphase Corp.*                                    16,200        54,594
Lucent Technologies, Inc.*                             44,300       140,431
Motorola, Inc.                                         24,601       443,802
NCR Corp.*                                                900        44,631
Qualcomm, Inc.                                         17,000       663,680
Scientific-Atlanta, Inc.                                1,600        41,472
Symbol Technologies, Inc.                               2,100        26,544
Tellabs, Inc.*                                          4,800        44,112
                                                                  3,022,329

Computer - Services, Software & Systems - 4.4%
Adobe Systems, Inc.                                     2,500       123,675
Affiliated Computer Services, Inc.*                     1,300        72,371
Autodesk, Inc.                                          1,200        58,356
BMC Software, Inc.*                                     2,600        41,106
Citrix Systems, Inc.*                                   1,700        29,784
Computer Associates International, Inc.                 5,900       155,170
Computer Sciences Corp.*                                1,900        89,490
Compuware Corp.*                                        4,600        23,690
Intuit, Inc.*                                           2,000        90,800
Mercury Interactive Corp.*                              1,000        34,880
Microsoft Corp.                                       113,300     3,132,745
Novell, Inc.*                                           3,900        24,609
Oracle Corp.*                                          54,200       611,376
Parametric Technology Corp.*                            3,200        16,896
Peoplesoft, Inc.*                                       3,800        75,430
QLogic Corp.*                                           1,100        32,571
Siebel Systems, Inc.*                                   5,200        39,208
Symantec Corp.*                                         3,200       175,616
Veritas Software Corp.*                                 4,700        83,660
                                                                  4,911,433

Computer Technology - 3.5%
Apple Computer, Inc.*                                   3,900       151,125
Dell, Inc.*                                            26,200       932,720
Electronic Data Systems Corp.                           5,100        98,889
EMC Corp.*                                             25,600       295,424
Gateway, Inc.*                                          4,000        19,800
Hewlett-Packard Co.                                    31,784       595,950
International Business Machines Corp.                  17,500     1,500,450
Network Appliance, Inc.*                                3,600        82,800
Nvidia Corp.*                                           1,800        26,136
Sun Microsystems, Inc.*                                35,400       143,016
Unisys Corp.*                                           3,500        36,120
                                                                  3,882,430

Consumer Electronics - 0.6%
Electronic Arts, Inc.*                                  3,200       147,168
Yahoo!, Inc.*                                          14,100       478,131
                                                                    625,299

Consumer Products - 0.8%
Alberto-Culver Co.                                        850        36,958
Gillette Co.                                           10,400       434,096
International Flavors & Fragrances, Inc.                1,000        38,200
Kimberly-Clark Corp.                                    5,100       329,409
Snap-On, Inc.                                             600        16,536
                                                                    855,199

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.                                               1,200        31,896
Pactiv Corp.*                                           1,600        37,200
Sealed Air Corp.*                                         800        37,080
Temple-Inland, Inc.                                       600        40,290
                                                                    146,466

Copper - 0.1%
Freeport-McMoRan Copper & Gold, Inc.                    1,700        68,850
Phelps Dodge Corp.                                      1,000        92,030
                                                                    160,880

Cosmetics - 0.2%
Avon Products, Inc.                              5,000      218,400

Diversified Financial Services - 4.6%
American Express Co.                            13,200      679,272
Citigroup, Inc.                                 53,906    2,378,333
Goldman Sachs Group, Inc.                        5,000      466,200
Marsh & McLennan Co.'s                           5,400      247,104
Merrill Lynch & Co., Inc.                        9,800      487,256
Metlife, Inc.                                    7,700      297,605
Morgan Stanley                                  11,500      566,950
                                                          5,122,720

Diversified Materials & Processing - 0.8%
American Standard Co.'s*                         2,200       85,602
Ashland, Inc.                                      800       44,864
Ball Corp.                                       1,200       44,916
Engelhard Corp.                                  1,300       36,855
Tyco International Ltd.                         21,025      644,626
                                                            856,863

Diversified Production - 0.2%
Danaher Corp.                                    3,200      164,096
Dover Corp.                                      2,000       77,740
                                                            241,836

Drug & Grocery Store Chains - 0.8%
Albertson's, Inc.                                4,000       95,720
CVS Corp.                                        4,100      172,733
Kroger Co.*                                      7,800      121,056
Safeway, Inc.*                                   4,600       88,826
Supervalu, Inc.                                  1,400       38,570
Walgreen Co.                                    10,500      376,215
Winn-Dixie Stores, Inc.                          1,400        4,326
                                                            897,446

Drugs & Pharmaceuticals - 7.7%
Abbott Laboratories, Inc.                       16,300      690,468
Allergan, Inc.                                   1,400      101,570
AmerisourceBergen Corp.                          1,203       64,613
Bristol-Myers Squibb Co.                        20,200      478,134
Cardinal Health, Inc.                            4,550      199,153
Eli Lilly & Co.                                 11,800      708,590
Forest Laboratories, Inc.*                       3,900      175,422
Gilead Sciences, Inc.*                           4,400      164,472
Hospira, Inc.*                                   1,700       52,020
Johnson & Johnson                               30,932    1,742,400
King Pharmaceuticals, Inc.*                      2,500       29,850
Medimmune, Inc.*                                 2,700       63,990
Merck & Co., Inc.                               23,000      759,000
Mylan Laboratories, Inc.                         2,800       50,400
Pfizer, Inc.                                    78,642    2,406,445
Schering-Plough Corp.                           15,500      295,430
Watson Pharmaceutical, Inc.*                     1,200       35,352
Wyeth                                           13,900      519,860
                                                          8,537,169

Education Services - 0.1%
Apollo Group, Inc.*                              2,000      146,740

Electrical - Household Appliances - 0.1%
Maytag Corp.                                       800       14,696
Whirlpool Corp.                                    700       42,063
                                                             56,759

Electronic Equipment & Components - 0.4%
Cooper Industries Ltd.                           1,000       59,000
Emerson Electric Co.                             4,400      272,316
Molex, Inc.                                      2,025       60,386
Power-One, Inc.*                                 1,100        7,128
                                                            398,830

Electronics - 0.0%
Sanmina-SCI Corp.*                               5,100       35,955

Electronics - Gauge & Meter - 0.1%
Tektronix, Inc.                                  1,000       33,250
Thermo Electron Corp.*                           1,700       45,934
                                                             79,184

Electronics - Medical Systems - 0.6%
Medtronic, Inc.                                 12,700      659,130

Electronics - Semiconductors / Components - 2.4%
Advanced Micro Devices, Inc.*                           4,000       52,000
Altera Corp.*                                           4,100       80,237
Analog Devices, Inc.                                    3,900      151,242
Applied Micro Circuits Corp.*                           3,500       10,955
Broadcom Corp.*                                         3,300       90,057
Intel Corp.                                            67,300    1,350,038
Jabil Circuit, Inc.*                                    2,200       50,600
Linear Technology Corp.                                 3,200      115,968
LSI Logic Corp.*                                        4,000       17,240
Maxim Integrated Products, Inc.                         3,300      139,557
Micron Technology, Inc.*                                6,500       78,195
National Semiconductor Corp.*                           3,800       58,862
PMC - Sierra, Inc.*                                     2,000       17,620
Texas Instruments, Inc.                                17,900      380,912
Xilinx, Inc.                                            3,700       99,900
                                                                 2,693,383

Electronics - Technology - 0.5%
General Dynamics Corp.                                  2,100      214,410
PerkinElmer, Inc.                                       1,400       24,108
Raytheon Co.                                            4,500      170,910
Rockwell Automation, Inc.                               2,000       77,400
Solectron Corp.*                                        8,800       43,560
                                                                   530,388

Energy & Contracting Services - 0.0%
Fluor Corp.                                               800       35,616

Energy Miscellaneous - 0.2%
Calpine Corp.*                                          4,100       11,890
Sunoco, Inc.                                              700       51,786
Valero Energy Corp.                                     1,300      104,273
                                                                   167,949

Entertainment - 1.0%
Viacom, Inc., Class B                                  18,131      608,476
Walt Disney Co.                                        21,300      480,315
                                                                 1,088,791

Finance - Small Loan - 0.2%
SLM Corp.                                               4,400      196,240

Finance Companies - 0.2%
Capital One Financial Corp.                             2,500      184,750

Financial Data Processing Services - 0.8%
Automatic Data Processing, Inc.                         6,200      256,184
Deluxe Corp.                                              600       24,612
First Data Corp.                                        9,034      392,979
Fiserv, Inc.*                                           2,000       69,720
Paychex, Inc.                                           3,950      119,093
SunGard Data Systems, Inc.*                             3,100       73,687
                                                                   936,275

Financial Information Services - 0.2%
Dow Jones & Co., Inc.                                     900       36,549
Equifax, Inc.                                           1,500       39,540
Moody's Corp.                                           1,600      117,200
                                                                   193,289

Financial Miscellaneous - 1.6%
AMBAC Financial Group, Inc.                             1,100       87,945
Fannie Mae                                             10,100      640,340
Freddie Mac                                             7,100      463,204
H & R Block, Inc.                                       1,900       93,898
MBIA, Inc.                                              1,400       81,494
MBNA Corp.                                             13,100      330,120
MGIC Investment Corp.                                   1,000       66,550
Providian Financial Corp.*                              3,200       49,728
                                                                 1,813,279

Foods - 1.3%
Campbell Soup Co.                                       4,200      110,418
ConAgra, Inc.                                           5,600      143,976
General Mills, Inc.                                     4,000      179,600
H.J. Heinz Co.                                          3,600      129,672
Hershey Foods Corp.                                     2,600      121,446
Kellogg Co.                                             4,200      179,172
McCormick & Co., Inc.                                   1,500       51,510
Sara Lee Corp.                                          8,300      189,738
Sysco Corp.                                             6,500      194,480
William Wrigley Jr. Co.                                 2,300      145,613
                                                                 1,445,625

Forest Products - 0.3%
Boise Cascade Corp.                                     1,000       33,280
Georgia-Pacific Corp.                                   2,746       98,719
Louisiana-Pacific Corp.                                 1,300       33,735
Weyerhaeuser Co.                                        2,400      159,552
                                                                   325,286

Gold - 0.2%
Newmont Mining Corp.                                    4,700      213,991

Healthcare Facilities - 0.4%
HCA, Inc.                                               4,900      186,935
Health Management Associates, Inc.                      2,400       49,032
Manor Care, Inc.                                          900       26,964
Quest Diagnostics, Inc.                                 1,100       97,042
Tenet Healthcare Corp.*                                 5,000       53,950
                                                                   413,923

Healthcare Management Services - 1.0%
Aetna, Inc.                                             1,600      159,888
Caremark Rx, Inc.*                                      4,674      149,895
Humana, Inc.*                                           1,800       35,964
IMS Health, Inc.                                        2,461       58,867
UnitedHealth Group, Inc.                                6,900      508,806
Wellpoint Health Networks, Inc.*                        1,600      168,144
                                                                 1,081,564

Healthcare Services - 0.3%
Anthem, Inc.*                                           1,400      122,150
Express Scripts, Inc.*                                    800       52,272
McKesson Corp.                                          3,000       76,950
Medco Health Solutions, Inc.*                           2,890       89,301
                                                                   340,673

Home Building - 0.2%
Centex Corp.                                            1,300       65,598
KB Home                                                   500       42,245
Pulte Homes, Inc.                                       1,200       73,644
                                                                   181,487

Hotel / Motel - 0.3%
Hilton Hotels Corp.                                     4,000       75,360
Marriott International, Inc.                            2,400      124,704
Starwood Hotels and Resorts Worldwide, Inc.             2,100       97,482
                                                                   297,546

Household Equipment & Products - 0.1%
Black & Decker Corp.                                      800       61,952
Stanley Works                                             800       34,024
                                                                    95,976

Household Furnishings - 0.1%
Leggett & Platt, Inc.                                   2,000       56,200
Newell Rubbermaid, Inc.                                 2,600       52,104
                                                                   108,304

Identify Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*                             5,078      109,532
American Power Conversion Corp.                         2,300       39,997
Crane Co.                                                 600       17,352
Pall Corp.                                              1,400       34,272
Parker Hannifin Corp.                                   1,300       76,518
Waters Corp.*                                           1,300       57,330
                                                                   335,001

Insurance - Life - 0.4%
Jefferson-Pilot Corp.                                   1,350       67,041
Principal Financial Group                               3,200      115,104
Prudential Financial, Inc.                              5,400      254,016
                                                                   436,161

Insurance - Multi-Line - 3.1%
Aflac, Inc.                                             5,200      203,892
Allstate Corp.                                          7,300      350,327
American International Group, Inc.                     27,110    1,843,209
AON Corp.                                               3,400       97,716
Cigna Corp.                                             1,400       97,482
Cincinnati Financial Corp.                              1,690       69,662
Hartford Financial Services, Inc.                       3,000      185,790
Lincoln National Corp.                                  1,800       84,600
Loews Corp.                                             2,000      117,000
Safeco Corp.                                            1,500       68,475
St. Paul Travelers Co.'s, Inc.                          7,003      231,530
Torchmark Corp.                                         1,100       58,498
UnumProvident Corp.                                     2,800       43,932
                                                                 3,452,113

Insurance - Property & Casualty - 0.5%
ACE Ltd.                                                2,900      116,174
Chubb Corp.                                             2,000      140,560
Progressive Corp.                                       2,300      194,925
XL Capital Ltd.                                         1,500      110,985
                                                                   562,644

Investment Management Companies - 0.1%
Federated Investors, Inc., Class B                      1,200       34,128
Janus Capital Group, Inc.                               2,700       36,747
T. Rowe Price Group, Inc.                               1,400       71,316
                                                                   142,191

Jewelry Watches & Gems - 0.0%
Tiffany & Co.                                           1,600       49,184

Leisure Time - 0.3%
Carnival Corp.                                          6,600      312,114

Machinery - Agricultural - 0.2%
Deere & Co.                                             2,600      167,830

Machinery - Construction & Handling - 0.3%
Caterpillar, Inc.                                       3,600      289,620

Machinery - Engines - 0.0%
Cummins, Inc.                                             500       36,945

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.                               3,200      298,144
Ingersoll-Rand Co.                                      1,700      115,549
                                                                   413,693

Machinery - Oil Well Equipment & Services - 0.9%
Baker Hughes, Inc.                                      3,500      153,020
BJ Services Co.                                         1,700       89,097
Halliburton Co.                                         4,600      154,974
Nabors Industries Ltd.*                                 1,600       75,760
Noble Corp.*                                            1,500       67,425
Rowan Co.'s, Inc.*                                      1,100       29,040
Schlumberger Ltd.                                       6,200      417,322
                                                                   986,638

Medical & Dental - Instruments & Supplies - 1.3%
Bausch & Lomb, Inc.                                       500       33,225
Becton Dickinson & Co.                                  2,600      134,420
Biomet, Inc.                                            2,675      125,404
Boston Scientific Corp.*                                8,600      341,678
C.R. Bard, Inc.                                         1,000       56,630
Guidant Corp.                                           3,300      217,932
St. Jude Medical, Inc.*                                 1,800      135,486
Stryker Corp.                                           4,200      201,936
Zimmer Holdings, Inc.*                                  2,580      203,923
                                                                 1,450,634

Milling - Fruit & Grain Production - 0.1%
Archer-Daniels-Midland Co.                              6,992      118,724

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.                                     1,000       57,650

Multi-Sector Companies - 4.7%
3M Co.                                                  8,100      647,757
Brunswick Corp.                                         1,000       45,760
Eaton Corp.                                             1,600      101,456
Fortune Brands, Inc.                                    1,500      111,135
General Electric Co.                                  109,800    3,687,084
Honeywell International, Inc.                           9,037      324,067
ITT Industries, Inc.                                    1,000       79,990
Johnson Controls, Inc.                                  2,000      113,620
Textron, Inc.                                           1,500       96,405
                                                                 5,207,274

Office Furniture & Business Equipment - 0.3%
Lexmark International, Inc.*                            1,400      117,614
Pitney Bowes, Inc.                                      2,400      105,840
Xerox Corp.*                                            8,400      118,272
                                                                   341,726

Office Supplies - 0.1%
Avery Dennison Corp.                                    1,200       78,936

Offshore Drilling - 0.1%
Transocean, Inc.*                                       3,481      124,550

Oil - Crude Producers - 0.8%
Anadarko Petroleum Corp.                                2,574      170,811
Apache Corp.                                            3,296      165,162
Burlington Resources, Inc.                              4,200      171,360
Devon Energy Corp.                                      2,500      177,525
EOG Resources, Inc.                                     1,200       79,020
Kerr-McGee Corp.                                        1,500       85,875
                                                                   849,753

Oil - Integrated Domestic - 0.8%
Amerada Hess Corp.                                     900       80,100
ConocoPhillips                                       7,194      596,023
Occidental Petroleum Corp.                           4,100      229,313
                                                                905,436

Oil - Integrated International - 4.3%
ChevronTexaco Corp.                                 22,304    1,196,387
Exxon Mobil Corp.                                   67,750    3,274,357
Marathon Oil Corp.                                   3,600      148,608
Unocal Corp.                                         2,800      120,400
                                                              4,739,752

Paints & Coatings - 0.2%
PPG Industries, Inc.                                 1,800      110,304
Sherwin-Williams Co.                                 1,400       61,544
                                                                171,848

Paper - 0.2%
International Paper Co.                              5,031      203,303
MeadWestvaco Corp.                                   2,161       68,936
                                                                272,239

Photography - 0.1%
Eastman Kodak Co.                                    2,800       90,216

Production Technology Equipment - 0.4%
Applied Materials, Inc.*                            17,800      293,522
KLA-Tencor Corp.*                                    2,000       82,960
Novellus Systems, Inc.*                              1,700       45,203
Teradyne, Inc.*                                      2,000       26,800
                                                                448,485

Publishing - Miscellaneous - 0.2%
McGraw-Hill Co.'s, Inc.                              2,000      159,380
Meredith Corp.                                         600       30,828
R.R. Donnelley & Sons Co.                            2,300       72,036
                                                                262,244

Publishing - Newspapers - 0.4%
Gannett Co., Inc.                                    2,800      234,528
Knight Ridder, Inc.                                    800       52,360
New York Times Co.                                   1,500       58,650
Tribune Co.                                          3,502      144,107
                                                                489,645

Radio & Television Broadcasters - 0.3%
Clear Channel Communications, Inc.                   6,100      190,137
Univision Communications, Inc.*                      3,500      110,635
                                                                300,772

Railroads - 0.5%
Burlington Northern Santa Fe Corp.                   3,700      141,747
CSX Corp.                                            2,300       76,360
Norfolk Southern Corp.                               4,200      124,908
Union Pacific Corp.                                  2,700      158,220
                                                                501,235

Real Estate Investment Trust - 0.4%
Apartment Investment & Management Co.                1,000       34,780
Equity Office Properties Trust                       4,300      117,175
Equity Residential Properties Trust                  3,000       93,000
Plum Creek Timber Co., Inc.                          1,900       66,557
ProLogis                                             2,000       70,480
Simon Property Group, Inc.                           2,100      112,623
                                                                494,615

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.                                3,100      184,264

Rent & Lease Services - Commercial - 0.0%
Ryder System, Inc.                                     700       32,928

Restaurants - 0.7%
Darden Restaurants, Inc.                             1,750       40,810
McDonald's Corp.                                    12,900      361,587
Starbucks Corp.*                                     4,200      190,932
Wendy's International, Inc.                          1,200       40,320
Yum! Brands, Inc.                                    3,000      121,980
                                                                755,629

Retail - 5.7%
Autonation, Inc.*                                    3,000       51,240
Autozone, Inc.*                                        900       69,525
Bed Bath & Beyond, Inc.*                             3,100      115,041
Best Buy Co., Inc.                                   3,400      184,416
Big Lots, Inc.*                                      1,200       14,676
Circuit City Stores, Inc.                            1,900       29,146
Costco Wholesale Corp.                               4,700      195,332
Dillards, Inc.                                         800       15,792
Dollar General Corp.                                 3,550       71,533
Family Dollar Stores, Inc.                           1,900       51,490
Federated Department Stores, Inc.                    1,900       86,317
Fisher Scientific International*                     1,200       69,996
Gap, Inc.                                            9,500      177,650
Home Depot, Inc.                                    23,000      901,600
J.C. Penney Co., Inc.                                3,000      105,840
Kohl's Corp.*                                        3,500      168,665
Limited Brands, Inc.                                 4,835      107,772
Lowe's Co.'s, Inc.                                   8,100      440,235
May Department Stores Co.                            3,200       82,016
Nordstrom, Inc.                                      1,500       57,360
Office Depot, Inc.*                                  3,300       49,599
RadioShack Corp.                                     1,800       51,552
Sears, Roebuck & Co.                                 2,300       91,655
Staples, Inc.                                        5,000      149,100
Target Corp.                                         9,500      429,875
TJX Co.'s, Inc.                                      5,200      114,608
Toys R US, Inc.*                                     2,200       39,028
Wal-Mart Stores, Inc.                               44,200    2,351,440
                                                              6,272,499

Savings & Loans - 0.5%
Golden West Financial Corp.                          1,600      177,520
Sovereign Bancorp., Inc.                             3,300       72,006
Washington Mutual, Inc.                              8,900      347,812
                                                                597,338

Scientific Equipment & Supplies - 0.0%
Applera Corp. - Applied Biosystems Group             2,200       41,514

Securities Brokers & Services - 0.8%
Bear Stearns Co.'s, Inc.                             1,085      104,344
Charles Schwab Corp.                                14,200      130,498
Countrywide Financial Corp.                          5,800      228,462
E*trade Financial Corp.*                             4,100       46,822
Franklin Resources, Inc.                             2,500      139,400
Lehman Brothers Holdings, Inc.                       2,900      231,188
                                                                880,714

Services - Commercial - 1.2%
Allied Waste Industries, Inc.*                       3,700       32,745
Cendant Corp.                                       10,700      231,120
Cintas Corp.                                         1,800       75,672
Convergys Corp.*                                     1,600       21,488
eBay, Inc.*                                          6,900      634,386
Monster Worldwide, Inc.*                             1,200       29,568
Robert Half International, Inc.                      1,800       46,386
Sabre Holdings Corp.                                 1,434       35,176
Waste Management, Inc.                               6,200      169,508
                                                              1,276,049

Shoes - 0.2%
Nike, Inc., Class B                                  2,800      220,640
Reebok International Ltd.                              600       22,032
                                                                242,672

Soaps & Household Chemicals - 1.6%
Clorox Co.                                           2,100      111,930
Colgate-Palmolive Co.                                5,600      253,008
Procter & Gamble Co.                                26,500    1,434,180
                                                              1,799,118

Steel - 0.1%
Allegheny Technologies, Inc.                           750       13,688
Nucor Corp.                                            800       73,096
United States Steel Corp.                            1,000       37,620
Worthington Industries                                 900       19,215
                                                                143,619

Telecommunications Equipment - 0.0%
Andrew Corp.*                                        1,900       23,256

Textiles Apparel Manufacturers - 0.2%
Coach, Inc.*                                         2,000       84,840
Jones Apparel Group, Inc.                            1,400       50,120
Liz Claiborne, Inc.                                  1,100       41,492
VF Corp.                                             1,200       59,340
                                                                235,792

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.                               800       16,136
Goodyear Tire & Rubber Co.*                          1,800       19,332
                                                                 35,468

Tobacco - 1.1%
Altria Group, Inc.                                  21,300    1,001,952
Reynolds American, Inc.                              1,500      102,060
UST, Inc.                                            1,800       72,468
                                                              1,176,480

Toys - 0.1%
Hasbro, Inc.                                         1,900       35,720
Mattel, Inc.                                         4,500       81,585
                                                                117,305

Transportation Miscellaneous - 0.8%
United Parcel Service, Inc., Class B                11,800      895,856

Utilities - Cable, Television, & Radio - 0.6%
Comcast Corp., Special Class A*                     23,381      660,279

Utilities - Electrical - 2.6%
AES Corp.*                                           6,700       66,933
Allegheny Energy, Inc.*                              1,600       25,536
Ameren Corp.                                         1,900       87,685
American Electric Power Co., Inc.                    4,100      131,036
Centerpoint Energy, Inc.                             3,200       33,152
Cinergy Corp.                                        1,900       75,240
CMS Energy Corp.*                                    1,800       17,136
Consolidated Edison, Inc.                            2,400      100,896
Constellation Energy Group, Inc.                     1,800       71,712
Dominion Resources, Inc.                             3,416      222,894
DTE Energy Co.                                       1,800       75,942
Duke Energy Corp.                                    9,600      219,744
Edison International                                 3,200       84,832
Entergy Corp.                                        2,300      139,403
Exelon Corp.                                         6,800      249,492
FirstEnergy Corp.                                    3,461      142,178
FPL Group, Inc.                                      1,900      129,808
NiSource, Inc.                                       2,940       61,769
PG&E Corp.*                                          4,200      127,680
Pinnacle West Capital Corp.                          1,000       41,500
PPL Corp.                                            1,900       89,642
Progress Energy, Inc.                                2,541      107,586
Public Service Enterprise Group                      2,500      106,500
Southern Co.                                         7,800      233,844
Teco Energy, Inc.                                    2,000       27,060
TXU Corp.                                            3,100      148,552
XCEL Energy, Inc.                                    4,345       75,256
                                                              2,893,008

Utilities - Gas Distribution - 0.2%
KeySpan Corp.                                        1,700       66,640
Kinder Morgan, Inc.                                  1,200       75,384
Nicor, Inc.                                            500       18,350
Peoples Energy Corp.                                   400       16,672
Sempra Energy                                        2,400       86,856
                                                                263,902

Utilities - Gas Pipelines - 0.1%
Dynegy, Inc.*                                        4,500       22,455
El Paso Energy Corp.                                 7,059       64,872
Williams Co.'s, Inc.                                 5,100       61,710
                                                                149,037

Utilities - Telecommunications - 3.6%
Alltel Corp.                                         3,100      170,221
AT&T Corp.                                           8,515      121,935
AT&T Wireless Services, Inc.*                       28,075      414,948
Bellsouth Corp.                                     19,100      517,992
CenturyTel, Inc.                                     1,400       47,936
Citizens Communications Co.                          3,000       40,170
Nextel Communications, Inc.*                        11,500      274,160
Qwest Communications International, Inc.*           18,834       62,717
SBC Communications, Inc.                            34,300      890,085
Sprint Corp.                                        15,100      303,963
Verizon Communications, Inc.                        28,744    1,131,939
                                                              3,976,066


Total Equity Securities (Cost $126,634,009)                 108,483,515

MONEY MARKET FUNDS - 1.7%
AIM STIC Prime Fund                              1,862,737    1,862,737
Federated Prime Obligations Fund                        16           16

Total Money Market Funds (Cost $1,862,753)                    1,862,753

                                            PRINCIPAL
 U.S. TREASURY - 0.6%                          AMOUNT
 U.S. Treasury Bills, 12/9/04#                   $645,000       643,022

 Total U.S. Treasury (Cost $643,022)                            643,022


 TOTAL INVESTMENTS (Cost $129,139,784) - 100.4%               110,989,290
 Other assets and liabilities, net - (0.4%)                     (405,792)
 NET ASSETS - 100%                                            $110,583,498


                                             Underlying         Unrealized
                 Number of    Expiration     Face Amount       Appreciation
 FUTURES#        Contracts       Date          at Value       (Depreciation)
 Purchased:
 E-mini S&P 500     47          12/04         $2,620,015       ($22,055)



 * Non-income producing security.
 # Futures collateralized by 645,000 units of U.S. Treasury Bills.



 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.2%                             Shares         Value
Aerospace - 1.2%
United Defense Industries, Inc.*                      10,600    $  423,894

Banks - Outside New York City - 2.5%
East-West Bancorp, Inc.                                8,500       285,515
Wintrust Financial Corp.                              10,800       618,624
                                                                   904,139

Biotechnology - Research & Production - 4.0%
Encysive Pharmaceuticals, Inc.*                       42,600       384,678
Neurocrine Biosciences, Inc.*                          6,800       320,688
Rigel Pharmaceuticals, Inc.*                          13,500       341,550
Telik, Inc.*                                          17,800       396,940
                                                                 1,443,856

Casinos & Gambling - 2.6%
Shuffle Master, Inc.*                                 24,700       925,262

Chemicals - 5.2%
Georgia Gulf Corp.                                    21,000       936,390
Westlake Chemical Corp.*                              41,200       918,760
                                                                 1,855,150

Coal - 0.9%
Arch Coal, Inc.                                        8,700       308,763

Commercial Information Services - 3.2%
Aladdin Knowledge Systems Ltd.*                       50,700     1,135,731

Communications Technology - 5.4%
Ditech Communications Corp.*                          22,300       499,297
Extreme Networks, Inc.*                               80,300       357,335
Novatel Wireless, Inc.*                               25,800       606,300
WebEx Communications, Inc.*                           21,100       460,402
                                                                 1,923,334

Computer - Services, Software & Systems - 8.6%
Hyperion Solutions Corp.*                             12,200       414,678
MicroStrategy, Inc.*                                   7,600       312,284
SI International, Inc.*                                 14,600      319,886
 SRA International, Inc.*                                9,400      484,664
 Websense, Inc.*                                        27,500    1,145,925
 Zoran Corp.*                                           26,100      410,292
                                                                  3,087,729

 Computer Technology - 2.1%
 Synaptics, Inc.*                                       38,100      768,096

 Diversified Financial Services - 0.8%
 Jones Lang LaSalle, Inc.*                               8,800      290,488

 Drugs & Pharmaceuticals - 7.0%
 Dendreon Corp.*                                        37,000      311,170
 Impax Laboratories, Inc.*                              26,400      405,504
 Ista Pharmaceuticals, Inc.*                            30,300      369,357
 Medicines Co.*                                         16,800      405,552
 Onyx Pharmaceuticals, Inc.*                             8,900      382,789
 Salix Pharmaceuticals Ltd.*                            29,400      632,688
                                                                  2,507,060

 Education Services - 2.5%
 Bright Horizons Family Solutions, Inc.*                10,500      570,045
 Corinthian Colleges, Inc.*                             23,900      322,172
                                                                    892,217

 Electrical & Electronics - 1.6%
 Benchmark Electronics, Inc.*                           19,700      587,060

 Electronics - 3.2%
 Flir Systems, Inc.*                                    12,800      748,800
 Ii-Vi, Inc.*                                           11,200      392,112
                                                                  1,140,912

 Electronics - Semiconductors / Components - 6.3%
 Microsemi Corp.*                                       71,800    1,012,380
 Pixelworks, Inc.*                                      57,800      578,578
 Skyworks Solutions, Inc.*                              71,600      680,200
                                                                  2,271,158

 Electronics - Technology - 0.8%
 DRS Technologies, Inc.*                                 7,500      280,800

 Identify Control & Filter Devices - 1.9%
 Mine Safety Appliances Co.                             16,900      688,168

Investment Management Companies - 1.3%
Affiliated Managers Group, Inc.*                        8,800      471,152

Jewelry Watches & Gems - 1.9%
Fossil, Inc.*                                          22,650      700,791

Machinery - Oil Well Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc.*                      14,700      243,132

Machinery - Specialty - 1.6%
Bucyrus International, Inc.*                           16,900      567,840

Medical & Dental - Instruments & Supplies - 4.4%
Advanced Medical Optics, Inc.*                          9,400      371,958
Cooper Co's, Inc.                                      17,400    1,192,770
                                                                 1,564,728

Medical Services - 1.6%
Covance, Inc.*                                         14,500      579,565

Metals & Minerals Miscellaneous - 1.5%
Brush Engineered Materials, Inc.*                      25,400      526,034

Miscellaneous Materials & Commodities - 1.0%
Ceradyne, Inc.*                                         8,100      355,671

Oil - Crude Producers - 4.1%
Range Resources Corp.                                  32,000      559,680
TODCO*                                                 52,400      909,140
                                                                 1,468,820

Oil & Gas - Exploration & Production - 1.3%
Quicksilver Resources, Inc.*                           14,300      467,181

Rent & Lease Services - Commercial - 1.1%
Aaron Rents, Inc., Class B                             18,875      410,720

Retail - 3.0%
American Eagle Outfitters, Inc.                        22,100      814,385
Stein Mart, Inc.*                                      18,000      273,960
                                                                 1,088,345

Services - Commercial - 9.0%
Corporate Executive Board Co.                          18,200    1,114,568
CoStar Group, Inc.*                                    13,100      644,389
Labor Ready, Inc.*                                     35,500      497,710
Monster Worldwide, Inc.*                              23,100        569,184
 MPS Group, Inc.*                                     48,300        406,203
                                                                  3,232,054

 Telecommunications Equipment - 3.3%
 AMX Corp.*                                           30,700        553,828
 Applied Signal Technology, Inc.                      19,500        623,805
                                                                  1,177,633

 Truckers - 1.3%
 Overnite Corp.                                       15,100        474,593

 Unclassified - 0.4%
 Cogent, Inc.*                                         8,700        158,514

 Utilities - Telecommunications - 0.9%
 Alvarion Ltd.*                                       24,100        311,854


 Total Equity Securities (Cost $30,930,742)                      35,232,444

 TOTAL INVESTMENTS (Cost $30,930,742) - 98.2%                    35,232,444
 Other assets and liabilities, net - 1.8%                           647,728
 NET ASSETS - 100%                                              $35,880,172




 * Non-income producing security.
 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

 CVS AMERITAS GROWTH PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 99.0%                               Shares         Value
Aerospace - 0.5%
Boeing Co.                                               7,300    $  376,826

Air Transportation - 1.5%
FedEx Corp.                                             13,900     1,191,091

Banks - New York City - 0.2%
Bank of New York Co., Inc.                               6,350       185,229

Banks - Outside New York City - 1.0%
Wells Fargo & Co.                                       13,500       805,005

Biotechnology - Research & Production - 5.6%
Biogen Idec, Inc.*                                      27,800     1,700,526
Genentech, Inc.*                                        17,400       912,108
ImClone Systems, Inc.*                                  16,100       850,885
OSI Pharmaceuticals, Inc.*                              16,650     1,023,309
                                                                   4,486,828

Chemicals - 2.1%
Dow Chemical Co.                                        38,000     1,716,840

Communications & Media - 1.7%
Time Warner, Inc.*                                      85,400     1,378,356

Communications Technology - 5.0%
Avaya, Inc.*                                            31,500       439,110
Cisco Systems, Inc.*                                    69,850     1,264,285
Motorola, Inc.                                          73,800     1,331,352
Qualcomm, Inc.                                          15,550       607,072
Symbol Technologies, Inc.                               29,200       369,088
                                                                   4,010,907

Computer - Services, Software & Systems - 5.4%
Microsoft Corp.                                        114,350     3,161,777
Oracle Corp.*                                          101,000     1,139,280
                                                                   4,301,057

Computer Technology - 0.3%
EMC Corp.*                                              19,000       219,260

Consumer Electronics - 7.1%
Google, Inc.*                                           12,300     1,594,080
NetFlix, Inc.*                                         101,700     1,568,214
Yahoo!, Inc.*                                           75,300     2,553,423
                                                                   5,715,717

Diversified Financial Services - 2.6%
American Express Co.                                    31,450     1,618,417
Citigroup, Inc.                                         10,350       456,642
                                                                   2,075,059

Diversified Materials & Processing - 2.5%
Tyco International Ltd.                                 65,900     2,020,494

Drug & Grocery Store Chains - 2.1%
CVS Corp.                                               39,800     1,676,774

Drugs & Pharmaceuticals - 9.2%
Abbott Laboratories, Inc.                               18,600       787,896
Allergan, Inc.                                          10,400       754,520
Eyetech Pharmaceuticals, Inc.*                          11,100       377,289
Gilead Sciences, Inc.*                                  38,950     1,455,951
IVAX Corp.*                                             58,850     1,126,978
Pfizer, Inc.                                            49,900     1,526,940
Sepracor, Inc.*                                         19,300       941,454
Teva Pharmaceutical Industries Ltd. (ADR)               15,600       404,820
                                                                   7,375,848

Electronics - Medical Systems - 1.0%
Medtronic, Inc.                                         15,750       817,425

Electronics - Semiconductors / Components - 6.5%
Altera Corp.*                                           41,450       811,177
Analog Devices, Inc.                                    28,850     1,118,803
Broadcom Corp.*                                         18,350       500,771
Freescale Semiconductor, Inc.*                          27,200       388,960
Intel Corp.                                             58,700     1,177,522
Linear Technology Corp.                                 27,450       994,788
National Semiconductor Corp.*                           13,550       209,890
                                                                   5,201,911

Entertainment - 0.5%
Viacom, Inc., Class B                                   11,400       382,584

Financial Data Processing Services - 2.7%
Automatic Data Processing, Inc.                         17,600       727,232
First Data Corp.                                        32,300     1,405,050
                                                                   2,132,282

Healthcare Facilities - 1.5%
HCA, Inc.                                               30,900     1,178,835

Healthcare Management Services - 3.9%
Aetna, Inc.                                             10,350     1,034,276
Caremark Rx, Inc.*                                      26,550       851,458
UnitedHealth Group, Inc.                                16,850     1,242,519
                                                                   3,128,253

Hotel / Motel - 1.5%
Starwood Hotels and Resorts Worldwide, Inc.             26,100     1,211,562

Insurance - Multi-Line - 1.4%
American International Group, Inc.                      16,450     1,118,436

Investment Management Companies - 1.9%
Affiliated Managers Group, Inc.*                        12,275       657,203
T. Rowe Price Group, Inc.                               16,500       840,510
                                                                   1,497,713

Leisure Time - 1.8%
Carnival Corp.                                          17,900       846,491
Royal Caribbean Cruises Ltd.                            14,100       614,760
                                                                   1,461,251

Machinery - Oil Well Equipment & Services - 3.5%
National-Oilwell, Inc.*                                 24,400       801,784
Patterson-UTI Energy, Inc.                              29,500       562,565
Schlumberger Ltd.                                       21,800     1,467,358
                                                                   2,831,707

Medical & Dental - Instruments & Supplies - 1.6%
Boston Scientific Corp.*                                21,200       842,276
Guidant Corp.                                            6,400       422,656
                                                                   1,264,932

Multi-Sector Companies - 2.9%
Fortune Brands, Inc.                                    10,650       789,059
General Electric Co.                                    46,650     1,566,507
                                                                   2,355,566

Oil - Crude Producers - 2.2%
Devon Energy Corp.                                      10,975       779,335
EOG Resources, Inc.                                     14,400       948,240
                                                                   1,727,575

Oil - Integrated International - 1.0%
BP plc (ADR)                                            14,600       839,938

Production Technology Equipment - 2.5%
Applied Materials, Inc.*                                97,200     1,602,828
Teradyne, Inc.*                                         27,800       372,520
                                                                   1,975,348

Radio & Television Broadcasters - 2.6%
XM Satellite Radio Holdings, Inc.*                      66,550     2,064,381

Retail - 6.4%
Bed Bath & Beyond, Inc.*                                21,700       805,287
Lowe's Co.'s, Inc.                                       7,400       402,190
Target Corp.                                            51,650     2,337,162
Wal-Mart Stores, Inc.                                   30,300     1,611,960
                                                                   5,156,599

Securities Brokers & Services - 1.0%
Lehman Brothers Holdings, Inc.                          10,100       805,172

Services - Commercial - 4.3%
Accenture Ltd.*                                         15,400       416,570
eBay, Inc.*                                             24,250     2,229,545
IAC / InterActiveCorp*                                  36,400       801,528
                                                                   3,447,643

Shoes - 0.5%
Nike, Inc., Class B                                      5,200       409,760

Telecommunications Equipment - 1.0%
Research In Motion Ltd.*                                10,300       786,302


Total Equity Securities (Cost $75,981,372)                        79,330,466



                                                                          PRINCIPAL
 U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.0%                      AMOUNT               VALUE
 Fannie Mae Discount Notes, 11/5/04                                           $600,000             $598,973
 Freddie Mac Discount Notes, 12/28/04                                          200,000              199,120


 Total U.S. Government Agencies and Instrumentalities (Cost $798,093)                                798,093

 TOTAL INVESTMENTS (Cost $76,779,465) - 100.0%                                                    80,128,559
 Other assets and liabilities, net - 0.0%                                                             38,594
 NET ASSETS - 100%                                                                               $80,167,153

 * Non-income producing security.
 Abbreviations:
 ADR: American Depository Receipt


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



 CVS AMERITAS CORE STRATEGIES PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 97.6%                               Shares         Value
Air Transportation - 2.5%
Southwest Airlines Co.                                 116,333    $1,584,456

Banks - New York City - 3.2%
Bank of New York Co., Inc.                              71,700     2,091,489

Banks - Outside New York City - 5.8%
Bank of America Corp.                                   29,600     1,282,568
Lloyds TSB Group plc (ADR)                              45,100     1,419,748
Wells Fargo & Co.                                       17,700     1,055,451
                                                                   3,757,767

Biotechnology - Research & Production - 1.7%
Amgen, Inc.*                                            19,200     1,088,256

Communications & Media - 2.1%
Time Warner, Inc.*                                      85,700     1,383,198

Computer - Services, Software & Systems - 5.6%
Affiliated Computer Services, Inc.*                     18,700     1,041,029
Microsoft Corp.                                         93,200     2,576,980
                                                                   3,618,009

Computers - Peripherals - 0.0%
Seagate Technology, Inc., Escrowed*                      3,390            --

Consumer Products - 2.0%
American Greetings Corp.*                               51,000     1,281,120

Containers & Packaging - Paper & Plastic - 1.1%
Smurfit-Stone Container Corp.*                          35,200       681,824

Diversified Financial Services - 3.1%
Citigroup, Inc.                                         45,200     1,994,224

Drugs & Pharmaceuticals - 3.9%
Cardinal Health, Inc.                                   16,100       704,697
Pfizer, Inc.                                            58,300     1,783,980
                                                                   2,488,677

Electronics - Semiconductors / Components - 2.1%
Texas Instruments, Inc.                                 63,600     1,353,408

Entertainment - 2.3%
Fox Entertainment Group, Inc.*                          52,600     1,459,124

Financial Miscellaneous - 2.8%
Fannie Mae                                              28,815     1,826,871

Healthcare Facilities - 2.1%
Health Management Associates, Inc.                      65,400     1,336,122

Healthcare Management Services - 6.4%
Caremark Rx, Inc.*                                      46,900     1,504,083
Eclipsys Corp.*                                         66,800     1,042,080
UnitedHealth Group, Inc.                                21,100     1,555,914
                                                                   4,102,077

Healthcare Services - 2.1%
Anthem, Inc.*                                           15,900     1,387,275

Insurance - Multi-Line - 8.1%
American International Group, Inc.                      19,200     1,305,408
AON Corp.                                               50,100     1,439,874
Lincoln National Corp.                                  19,900       935,300
St. Paul Travelers Co.'s, Inc.                          47,300     1,563,738
                                                                   5,244,320

Investment Management Companies - 2.0%
T. Rowe Price Group, Inc.                               25,500     1,298,970

Medical & Dental - Instruments & Supplies - 2.1%
Guidant Corp.                                           20,700     1,367,028

Multi-Sector Companies - 3.6%
General Electric Co.                                    68,300     2,293,514

Oil - Integrated International - 7.2%
Exxon Mobil Corp.                                       50,800     2,455,164
Unocal Corp.                                            50,300     2,162,900
                                                                   4,618,064

Radio & Television Broadcasters - 2.5%
DIRECTV Group, Inc.*                                    92,631     1,629,379

Railroads - 2.5%
Union Pacific Corp.                                     27,000     1,582,200

Retail - 7.0%
Linens 'N Things, Inc.*                                 48,596     1,125,969
Lowe's Co.'s, Inc.                                      35,000     1,902,250
Target Corp.                                            32,900     1,488,725
                                                                   4,516,944

Securities Brokers & Services - 1.2%
E*trade Financial Corp.*                                66,100       754,862

Services - Commercial - 1.2%
FTI Consulting, Inc.*                                   41,700       788,130

Soaps & Household Chemicals - 1.6%
Colgate-Palmolive Co.                                   23,500     1,061,730

Telecommunications Equipment - 0.7%
Crown Castle International Corp.*                       29,300       435,984

Utilities - Cable, Television, & Radio - 2.1%
Comcast Corp.*                                          48,800     1,362,496

Utilities - Telecommunications - 7.0%
Alltel Corp.                                            30,700     1,685,737
Nextel Communications, Inc.*                            54,800     1,306,432
NII Holdings, Inc.*                                     36,700     1,512,407
                                                                   4,504,576

Total Equity Securities (Cost $61,466,316)                        62,892,094

TOTAL INVESTMENTS (Cost $61,466,316) - 97.6%                      62,892,094
Other assets and liabilities, net - 2.4%                           1,549,801
NET ASSETS - 100%                                                $64,441,895

 * Non-income producing security.
 Abbreviations:
 ADR: American Depository Receipts


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 94.9%                               Shares         Value
Aerospace - 2.3%
United Technologies Corp.                               10,450    $  975,821

Banks - Outside New York City - 5.0%
North Fork Bancorp., Inc.                               25,250     1,122,363
Wells Fargo & Co.                                       16,900     1,007,747
                                                                   2,130,110

Biotechnology - Research & Production - 3.4%
Amgen, Inc.*                                            10,500       595,140
Biogen Idec, Inc.*                                       9,500       581,115
ImClone Systems, Inc.*                                   5,700       301,245
                                                                   1,477,500

Chemicals - 2.7%
Dow Chemical Co.                                        25,300     1,143,054

Communications Technology - 3.4%
Cisco Systems, Inc.*                                    48,500       877,850
Motorola, Inc.                                          33,200       598,928
                                                                   1,476,778

Computer - Services, Software & Systems - 4.5%
Microsoft Corp.                                         53,100     1,468,215
PalmSource, Inc.*                                       22,250       461,465
                                                                   1,929,680

Consumer Electronics - 3.5%
NetFlix, Inc.*                                          18,750       289,125
Yahoo!, Inc.*                                           36,200     1,227,542
                                                                   1,516,667

Consumer Products - 1.3%
Kimberly-Clark Corp.                                     8,750       565,162

Diversified Financial Services - 3.3%
Citigroup, Inc.                                         32,300     1,425,076

Diversified Materials & Processing - 3.0%
Tyco International Ltd.                                 42,000     1,287,720

Drug & Grocery Store Chains - 1.8%
CVS Corp.                                               18,800       792,044

Drugs & Pharmaceuticals - 7.0%
Abbott Laboratories, Inc.                                5,200       220,272
Bristol-Myers Squibb Co.                                31,200       738,504
Gilead Sciences, Inc.*                                  17,800       665,364
Johnson & Johnson                                       17,400       980,142
Merck & Co., Inc.                                       12,100       399,300
                                                                   3,003,582

Electronics - Semiconductors / Components - 4.5%
Altera Corp.*                                           11,200       219,184
Analog Devices, Inc.                                     8,400       325,752
Intel Corp.                                             48,950       981,937
Texas Instruments, Inc.                                 18,300       389,424
                                                                   1,916,297

Electronics - Technology - 2.4%
Rockwell Automation, Inc.                               26,500     1,025,550

Entertainment - 2.4%
Viacom, Inc., Class B                                   30,100     1,010,156

Finance - Small Loan - 1.0%
First Marblehead Corp.*                                  9,000       417,600

Hotel / Motel - 2.5%
Starwood Hotels and Resorts Worldwide, Inc.             22,900     1,063,018

Insurance - Multi-Line - 3.4%
American International Group, Inc.                      10,700       727,493
Genworth Financial, Inc.*                               32,000       745,600
                                                                   1,473,093

Leisure Time - 2.5%
Carnival Corp.                                          22,600     1,068,754

Machinery - Oil Well Equipment & Services - 2.3%
Schlumberger Ltd.                                       14,650       986,091

Medical & Dental - Instruments & Supplies - 1.1%
Stryker Corp.                                           10,250       492,820

Multi-Sector Companies - 4.0%
General Electric Co.                                    51,125     1,716,778

Oil - Integrated International - 4.9%
BP plc (ADR)                                            19,200     1,104,576
Exxon Mobil Corp.                                       20,300       981,099
                                                                   2,085,675

Production Technology Equipment - 0.8%
Applied Materials, Inc.*                                19,550       322,379

Radio & Television Broadcasters - 1.2%
XM Satellite Radio Holdings, Inc.*                      17,150       531,993

Retail - 7.5%
Best Buy Co., Inc.                                      11,500       623,760
Home Depot, Inc.                                        17,400       682,080
Kohl's Corp.*                                            4,800       231,312
Target Corp.                                            17,300       782,825
Wal-Mart Stores, Inc.                                   16,650       885,780
                                                                   3,205,757

Securities Brokers & Services - 1.7%
Lehman Brothers Holdings, Inc.                           9,100       725,452

Services - Commercial - 3.1%
eBay, Inc.*                                             14,300     1,314,742

Soaps & Household Chemicals - 1.6%
Procter & Gamble Co.                                    12,500       676,500

Telecommunications Equipment - 1.3%
Nokia OYJ (ADR)                                         39,900       547,428

Tobacco - 0.7%
Altria Group, Inc.                                       6,650       312,816

Utilities - Electrical - 2.5%
Entergy Corp.                                           18,000     1,090,980

Utilities - Telecommunications - 2.3%
Verizon Communications, Inc.                            24,700       972,686


 Total Equity Securities (Cost $37,584,295)                       40,679,759



                                                               PRINCIPAL
 U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%            AMOUNT               VALUE
 Fannie Mae Discount Notes, 11/5/04                              $200,000                $199,658
 Federal Home Loan Bank Discount Notes:
 10/19/04                                                         850,000                 849,273
 10/29/04                                                         400,000                 399,474
 Freddie Mac Discount Notes:
 12/8/04                                                          100,000                  99,711
 12/14/04                                                          300,000                298,952


 Total U.S. Government Agencies and Instrumentalities (Cost $1,847,068)                 1,847,068

 TOTAL INVESTMENTS (Cost $39,431,363) - 99.2%                                          42,526,827
 Other assets and liabilities, net - 0.8%                                                 336,908
 NET ASSETS - 100%                                                                    $42,863,735

 * Non-income producing security.
 Abbreviations:
 ADR: American Depository Receipt



 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS AMERITAS MIDCAP GROWTH PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 97.3%                                  Shares         Value
Air Transportation - 0.2%
JetBlue Airways Corp.*                                      8,000    $  167,360

Auto Parts - Original Equipment - 0.5%
Autoliv, Inc.                                               8,450       341,380

Banks - Outside New York City - 3.6%
East-West Bancorp, Inc.                                    19,750       663,402
North Fork Bancorp., Inc.                                  20,400       906,780
Zions Bancorp                                              13,400       817,936
                                                                      2,388,118

Biotechnology - Research & Production - 3.3%
Genzyme Corp. - General Division*                          12,300       669,243
ImClone Systems, Inc.*                                     12,800       676,480
OSI Pharmaceuticals, Inc.*                                 14,100       866,586
                                                                      2,212,309

Casinos & Gambling - 0.9%
Kerzner International Ltd.*                                 6,700       294,599
Station Casinos, Inc.                                       6,500       318,760
                                                                        613,359

Chemicals - 1.4%
Millennium Chemicals, Inc.*                                45,150       957,631

Coal - 1.8%
Peabody Energy Corp.                                       19,900     1,184,050

Communications & Media - 0.4%
Gemstar-TV Guide International, Inc.*                      48,100       271,765

Communications Technology - 5.5%
Avaya, Inc.*                                               71,050       990,437
L-3 Communications Holdings, Inc.                          20,260     1,357,420
SpectraSite, Inc.*                                         22,350     1,039,275
Symbol Technologies, Inc.                                  23,075       291,668
                                                                      3,678,800

Computer - Services, Software & Systems - 5.8%
Akamai Technologies, Inc.*                                 93,500     1,313,675
Amdocs Ltd.*                                               23,250       507,548
Cognos, Inc.*                                               9,200       326,784
NAVTEQ Corp.*                                              18,600       662,904
PalmSource, Inc.*                                          53,050     1,100,257
                                                                      3,911,168

Computer Technology - 4.3%
Apple Computer, Inc.*                                      34,700     1,344,625
PalmOne, Inc.*                                             49,850     1,517,434
                                                                      2,862,059

Consumer Electronics - 6.0%
Activision, Inc.*                                          24,150       334,960
Garmin Ltd.                                                26,700     1,154,775
NetFlix, Inc.*                                            101,300     1,562,046
Take-Two Interactive Software, Inc.*                       29,500       969,075
                                                                      4,020,856

Diversified Production - 1.0%
Pentair, Inc.                                              18,400       642,344

Drugs & Pharmaceuticals - 7.3%
Elan Corp. plc (ADR)*                                      56,550     1,323,270
Eyetech Pharmaceuticals, Inc.*                             25,350       861,647
IVAX Corp.*                                                64,375     1,232,781
QLT, Inc.*                                                 31,300       521,145
Sepracor, Inc.*                                            19,650       958,527
                                                                      4,897,370

Electronics - Medical Systems - 0.7%
Given Imaging Ltd.*                                         3,950       151,878
Varian Medical Systems, Inc.*                               9,400       324,958
                                                                        476,836

Electronics - Semiconductors / Components - 4.0%
Altera Corp.*                                              49,700       972,629
Broadcom Corp.*                                            12,250       334,303
Freescale Semiconductor, Inc.*                             23,250       332,475
National Semiconductor Corp.*                              11,350       175,811
Skyworks Solutions, Inc.*                                  90,250       857,375
                                                                      2,672,593

Electronics - Technology - 2.8%
Rockwell Automation, Inc.                                  30,550     1,182,285
Trimble Navigation Ltd.*                                   21,750       687,300
                                                                      1,869,585

Energy Miscellaneous - 0.9%
Teekay Shipping Corp.                                      14,400       620,496

Entertainment - 0.7%
International Speedway Corp.                                9,950       496,505

Finance - Small Loan - 1.4%
First Marblehead Corp.*                                    20,700       960,480

Funeral Parlors & Cemetery - 1.4%
Service Corp. International*                              152,300       945,783

Healthcare Management Services - 1.6%
AMERIGROUP Corp.*                                          18,700     1,051,875

HomeBuilding - 0.8%
Toll Brothers, Inc.*                                       10,950       507,313

Hotel / Motel - 0.7%
Wynn Resorts Ltd.*                                          9,500       491,055

Investment Management Companies - 2.5%
Affiliated Managers Group, Inc.*                           30,700     1,643,678

Jewelry Watches & Gems - 1.2%
Fossil, Inc.*                                               9,100       281,554
Tiffany & Co.                                              16,900       519,506
                                                                        801,060

Leisure Time - 1.3%
Royal Caribbean Cruises Ltd.                               19,700       858,920

Machinery - Oil Well Equipment & Services - 5.7%
Cooper Cameron Corp.*                                      24,880     1,364,419
National-Oilwell, Inc.*                                    50,800     1,669,288
Patterson-UTI Energy, Inc.                                 39,800       758,986
                                                                      3,792,693

Medical & Dental - Instruments & Supplies - 4.3%
Advanced Medical Optics, Inc.*                             14,300       565,851
C.R. Bard, Inc.                                             8,700       492,681
Cytyc Corp.*                                               25,300       610,995
Kinetic Concepts, Inc.*                                    22,650     1,190,258
                                                                      2,859,785

Medical Services - 1.7%
Covance, Inc.*                                             16,050       641,518
Magellan Health Services, Inc.*                            13,600       497,216
                                                                      1,138,734

Oil - Crude Producers - 1.7%
EOG Resources, Inc.                                        17,100     1,126,035

Production Technology Equipment - 2.2%
KLA-Tencor Corp.*                                          15,550       645,014
Teradyne, Inc.*                                            63,900       856,260
                                                                      1,501,274

Radio & Television Broadcasters - 2.8%
XM Satellite Radio Holdings, Inc.*                         59,550     1,847,241

Restaurants - 2.0%
Applebee's International, Inc.                             25,300       639,584
Cheesecake Factory, Inc.*                                  16,150       700,910
                                                                      1,340,494

Retail - 3.8%
Chico's FAS, Inc.*                                         10,400       355,680
Dollar Tree Stores, Inc.*                                  18,400       495,880
Fisher Scientific International*                           16,150       942,030
Hot Topic, Inc.*                                           15,950       271,788
Tractor Supply Co.*                                        15,800       496,752
                                                                      2,562,130

Securities Brokers & Services - 1.5%
Legg Mason, Inc.                                           18,450       982,832

Services - Commercial - 1.0%
Corporate Executive Board Co.                              11,150       682,826

Telecommunications Equipment - 0.4%
Andrew Corp.*                                              24,650       301,716

Textiles Apparel Manufacturers - 2.7%
Coach, Inc.*                                               11,700       496,314
Polo Ralph Lauren Corp.                                    19,950       725,581
Quiksilver, Inc.*                                          24,300       617,706
                                                                      1,839,601

Truckers - 1.8%
Yellow Roadway Corp.*                                      25,950     1,216,796

Unclassified - 2.7%
Semiconductor Manufacturing International Corp. (ADR)*    133,150     1,315,522
Shanda Interactive Entertainment Ltd. (ADR)*               20,300       487,200
                                                                      1,802,722

Utilities - Telecommunications - 1.0%
Nextel Partners, Inc.*                                     41,000       679,780


 Total Equity Securities (Cost $62,204,296)                          65,219,407


                                                        PRINCIPAL
 U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.3%   AMOUNT        VALUE
 Fannie Mae Discount Notes:
 10/5/04                                               $150,000      $149,972
 10/20/04                                               100,000        99,917
 11/5/04                                                100,000        99,829
 12/15/04                                               600,000       597,850
 Federal Home Loan Bank Discount Notes:
 10/19/04                                               100,000       99,914
 11/12/04                                               300,000      299,405
 12/3/04                                                100,000       99,688
 12/10/04                                               400,000      398,678
 Freddie Mac Discount Notes, 10/12/04                   400,000      399,796


 Total U.S. Government Agencies and Instrumentalities
(Cost $2,245,049)                                                  2,245,049

 TOTAL INVESTMENTS (Cost $64,449,345) - 100.6%                    67,464,456
 Other assets and liabilities, net - (0.6%)                         (408,766)
 NET ASSETS - 100%                                               $67,055,690

 * Non-income producing security.
 Abbreviations:
 ADR: American Depository Receipt


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS AMERITAS MONEY MARKET PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004



                                                                          PRINCIPAL
 TAXABLE VARIABLE RATE DEMAND NOTES* - 84.1%                                AMOUNT           VALUE

Alabama State IDA Revenue, 1.89%, 5/1/10, LOC: Regions Bank (r)              $   135,000    $   135,000
Alameda County California IDA Revenue, 1.82%, 7/1/30, LOC: Union Bank of       2,300,000      2,300,000
California, C/LOC: CalSTERS (r)
American Healthcare Funding LLC, 1.84%, 5/1/27, LOC: Lasalle Bank (r)          1,400,000      1,400,000
Atmore Alabama Industrial Development Board Revenue, 2.00%, 8/1/22, LOC:         100,000        100,000
Bank of New York (r)
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 1.94%,       1,200,000      1,200,000
6/1/21, LOC: Comerica Bank (r)
Butler County Alabama IDA Revenue, 1.90%, 3/1/12, LOC: Whitney National        1,270,000      1,270,000
Bank, C/LOC: FHLB (r)
Chatham Centre LLC, 2.05%, 4/1/22, LOC: Bank of North Georgia (r)                340,000        340,000
Cobb County Georgia Development Authority Revenue, 1.82%, 7/1/34, LOC:         2,530,000      2,530,000
Allied Irish Bank (r)
Columbus Georgia Development Authority Revenue:
1.84%, 12/1/19, LOC: Bank of Nova Scotia (r)                                   3,000,000      3,000,000
1.90%, 4/1/20, LOC: Columbus Bank & Trust (r)                                    995,000        995,000
Dakota County Minnesota MFH Revenue, 1.84%, 1/1/38, LOC: American Bank of      1,000,000      1,000,000
St. Paul, C/LOC: FHLB (r)
Dunn Nursing Home, Inc., 1.90%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC:      1,770,000      1,770,000
FHLB (r)
Enclave at Lynn Haven LLC, 1.84%, 10/1/29, LOC: State Bank & Trust,              150,000        150,000
C/LOC: FHLB (r)
Florida State Housing Finance Corp. MFH Revenue:
1.89%, 10/15/32, LOC: FNMA (r)                                                   600,000        600,000
1.85%, 11/1/32, LOC: FHLMC (r)                                                 1,750,000      1,750,000
Four Fishers LLC, 1.99%, 4/1/24, LOC: Standard Federal Bank, NA (r)            1,690,000      1,690,000
Fulton County Georgia IDA Revenue:
2.60%, 12/1/04, LOC: Branch Bank & Trust (r)                                     200,000        200,000
2.46%, 12/1/10, LOC: Branch Bank & Trust (r)                                     700,000        700,000
Grove City Church of the Nazarene, 1.89%, 2/1/24, LOC: National City Bank      3,863,000      3,863,000
(r)
Hardin County Kentucky Industrial Building Authority Revenue, 1.85%,             945,000        945,000
3/1/27, LOC: Republic Bank & Trust, C/LOC: FHLB (r)
HBPWH Building Co., 1.95%, 11/1/22, LOC: Wells Fargo Bank, NA (r)              2,420,000      2,420,000
Hillcrest Baptist Church, 2.05%, 12/1/20, LOC: SouthTrust Bank NA (r)          4,500,000      4,500,000
Hudson Massachusetts IDA Revenue, 1.50%, 10/1/13, LOC: State Street Bank         590,000        590,000
& Trust (r)
Illinois State Development Finance Authority Revenue, 1.91%, 7/1/10, LOC:        600,000        600,000
Lasalle Bank (r)
Indiana State Development Finance Authority Revenue, 1.92%, 9/1/16, LOC:       3,150,000      3,150,000
Bank One NA (r)
Kaneville Road Joint Venture, Inc., 1.89%, 11/1/32, LOC: First American        2,000,000      2,000,000
Bank, C/LOC: FHLB (r)
Kansas City Missouri IDA MFH Revenue, 1.91%, 3/1/25, LOC: LaSalle Bank           915,000        915,000
(r)
Lancaster California Redevelopment Agency MFH Revenue, 1.93%, 1/15/35,           500,000        500,000
LOC: FNMA (r)
Main & Walton, Inc., 1.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)        1,275,000      1,275,000
Meyer Cookware Industries, Inc., 1.84%, 5/1/27, LOC: BNP Paribas (r)             545,000        545,000
Montgomery New York IDA Pollution Control Revenue, 1.99%, 5/1/25, LOC:         1,000,000      1,000,000
FHLB (r)
New York City New York Housing Development Corp. Revenue, 1.84%, 6/1/33,       2,450,000      2,450,000
LOC: Bayer Landesbank GZ (r)
New York City New York IDA Revenue Bonds, 2.00%, 6/1/30, LOC: Citibank         1,000,000      1,000,000
(r)
New York State Housing Finance Agency Revenue, 1.84%, 11/1/33, LOC: Key          200,000        200,000
Bank (r)
Oak Creek Wisconsin IDR, 1.87%, 11/1/15, LOC: Marshall & Ilsley Bank (r)       1,145,000      1,145,000
Omaha Nebraska SO, 1.94%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured         500,000        500,000
(r)
Osprey Management Co. LLC, 1.85%, 6/1/27, LOC: Wells Fargo Bank, NA (r)          900,000        900,000
Palm Beach County Florida Airport Revenue, 1.80%, 10/1/20, LOC: SunTrust       1,445,000      1,445,000
Bank (r)
Peoploungers, Inc., 1.90%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB          185,000        185,000
(r)
Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)                          2,775,000      2,775,000
Racetrac Capital LLC, 1.89%, 9/1/20, LOC: Regions Bank (r)                     1,500,000      1,500,000
Rex Lumber LLC, 1.90%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB         4,000,000      4,000,000
(r)
Rocketship Properties III LLC, 2.04%, 6/1/21, LOC: National Bank of South        620,000        620,000
Carolina (r)
San Joaquin Mariners Association LP, 1.95%, 7/1/29, LOC: Credit Suisse           165,000        165,000
First Boston (r)
Savannah Georgia Economic Development Authority Revenue, 1.85%, 3/1/18,        1,095,000      1,095,000
LOC: SunTrust Bank (r)
Schenectady County New York IDA Revenue, 1.89%, 11/1/10, LOC: Fleet              160,000        160,000
National Bank (r)
Sea Island Co., 2.12%, 2/1/21, LOC: Columbus Bank & Trust (r)                  2,015,000      2,015,000
Shawnee Kansas Private Activity Revenue, 1.85%, 12/1/12, LOC: JP Morgan        1,605,000      1,605,000
Chase Bank (r)
Southeast Alabama Gas Distribution Revenue, 1.90%, 6/1/25, BPA: AmSouth        3,685,000      3,685,000
Bank, AMBAC Insured (r)
Southern Indiana Investments Company Two LLC, 1.90%, 10/15/26, LOC: Old          240,000        240,000
National Bank, C/LOC: FHLB (r)
St. Joseph County Indiana Economic Development Revenue, 2.14%, 6/1/27,           425,000        425,000
LOC: FHLB (r)
St. Paul Minnesota Port Authority Revenue:
2.23%, 3/1/07, LOC: Dexia Credit Local (r)                                       335,000        335,000
2.34%, 6/1/11, LOC: US Bank, NA (r)                                              495,000        495,000
1.94%, 12/1/23, LOC: Dexia Credit Local (r)                                      750,000        750,000
StorageMax Midtown LLC, 1.90%, 5/20/23, LOC: State Bank & Trust, C/LOC:        2,130,000      2,130,000
FHLB (r)
SunAmerica Trust Various States, 2.09%, 7/1/41, LOC: FHLMC (r)                 1,495,000      1,495,000
Taylor County Kentucky Tax Notes, 1.90%, 1/1/19, LOC: Peoples Bank &             500,000        500,000
Trust, C/LOC: FHLB (r)
Tucson Arizona Airport Authority, Inc. Revenue, 1.85%, 12/1/18, LOC: Bank      3,180,000      3,180,000
of America (r)
Tyler Enterprises LLC, 1.90%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC:         500,000        500,000
FHLB (r)
Washington State Housing Finance Commission MFH Revenue:
Rose Creek, 1.88%, 2/1/28, LOC: US Bank, NA (r)                                  500,000        500,000
Twin Ponds, 1.88%, 2/1/28, LOC: US Bank, NA (r)                                1,350,000      1,350,000

Total Taxable Variable Rate Demand Notes (Cost $80,778,000)                   80,778,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 15.6%
Federal Farm Credit Discount Notes, 8/16/05                                    1,000,000        981,658
Federal Home Loan Bank Notes:
1.30%, 2/23/05                                                                 1,000,000      1,000,000
1.40%, 4/1/05                                                                  2,500,000      2,500,000
1.30%, 4/11/05                                                                 2,000,000      2,000,000
1.30%, 4/27/05                                                                 2,500,000      2,500,000
1.56%, 5/13/05                                                                 1,000,000      1,000,000
1.55%, 5/23/05                                                                 1,000,000      1,000,000
Freddie Mac Discount Notes:
3/28/05                                                                        1,000,000        990,704
6/30/05                                                                        3,000,000      2,956,480

Total U.S. Government Agencies and Instrumentalities (Cost $14,928,842)                      14,928,842

TOTAL INVESTMENTS (Cost $95,706,842) - 99.7%                                                 95,706,842
Other assets and liabilities, net - 0.3%                                                        322,965
NET ASSETS - 100%                                                                           $96,029,807


 * Tender features give these securities a shorter effective maturity date.
 (r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

 Explanation of Guarantees:
 BPA: Bond Purchase Agreement
 CA: Collateral Agreement
 C/LOC: Confirming Letter of Credit
 LOC: Letter of Credit

 Abbreviations:
 CalSTERS: California State Teachers Retirement System

 FHLB: Federal Home Loan Bank
 FHLMC: Freddie Mac
 FNMA: Fannie Mae
 IDA: Industrial Development Authority
 IDR: Industrial Development Revenue
 LLC: Limited Liability Corporation
 LP: Limited Partnership
 MFH: Multi-Family Housing
 SO: Special Obligation


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004

EQUITY SECURITIES - 90.1%                               Shares         Value
Advertising Agencies - 1.8%
Advo, Inc.                                              13,600    $  420,784

Banks - Outside New York City - 4.4%
Alabama National Bancorporation                            500        29,935
Boston Private Financial Holdings, Inc.                 13,800       344,448
Financial Institutions, Inc.                             7,100       159,111
Hanmi Financial Corp.                                    9,800       295,960
Piper Jaffray Co.'s*                                     4,900       193,991
                                                                   1,023,445

Building Materials - 2.2%
LSI Industries, Inc.                                    17,425       181,917
Trex Co, Inc.*                                           7,300       323,244
                                                                     505,161

Chemicals - 1.1%
MacDermid, Inc.                                          9,100       263,536

Commercial Information Services - 1.2%
Arbitron, Inc.*                                          8,000       292,880

Communications Technology - 1.5%
Bel Fuse, Inc., Class B                                 10,500       347,340

Computer - Services, Software & Systems - 3.2%
Ansoft Corp.*                                           31,300       497,670
Dendrite International, Inc.*                           15,700       253,084
                                                                     750,754

Cosmetics - 0.8%
Revlon, Inc.*                                           71,200       179,424

Drugs & Pharmaceuticals - 2.1%
Taro Pharmaceuticals Industries Ltd.*                    5,800       135,604
Valeant Pharmaceuticals International                   14,300       344,916
                                                                     480,520

Electronic Equipment & Components - 2.3%
AZZ, Inc.*                                              16,300       223,473
Baldor Electric Co.                                     13,300       314,678
                                                                     538,151

Electronics - 2.1%
Ii-Vi, Inc.                                             13,700       479,637

Electronics - Semiconductors / Components - 4.9%
Actel Corp.*                                            21,400       325,280
Excel Technology, Inc.*                                 18,400       475,088
Micrel, Inc.*                                           32,000       333,120
                                                                   1,133,488

Electronics - Technology - 2.1%
EDO Corp.                                               16,400       455,100
Spectrum Control, Inc.*                                  4,100        29,151
                                                                     484,251

Energy Equipment - 1.5%
Global Power Equipment Group, Inc.*                     48,500       359,385

Financial Data Processing Services - 0.8%
eSpeed, Inc.*                                           18,800       184,804

Financial Miscellaneous - 2.2%
Sterling Bancorp                                        18,905       511,380

Healthcare Management Services - 1.3%
Corvel Corp.*                                           10,500       311,640

Identify Control & Filter Devices - 1.3%
Mine Safety Appliances Co.                               7,200       293,184

Insurance - Property & Casualty - 0.7%
Donegal Group, Inc.                                      8,432       161,894

Jewelry Watches & Gems - 2.3%
Fossil, Inc.*                                           17,700       547,638

Machinery - Industrial / Specialty - 2.0%
Hardinge, Inc.                                          12,400       128,960
Met-Pro Corp.                                           25,199       331,367
                                                                     460,327

Machinery - Oil Well Equipment & Services - 6.2%
Rowan Co.'s, Inc.*                                      16,100       425,040
RPC, Inc.                                               36,200       647,256
W-H Energy Services, Inc.*                              18,400       381,800
                                                                   1,454,096

Metal Fabricating - 2.3%
Kaydon Corp.                                            18,900       543,753

Multi-Sector Companies - 3.6%
Carlisle Co.'s, Inc.                                     6,600       421,938
Teleflex, Inc.                                          10,100       429,250
                                                                     851,188

Oil - Crude Producers - 4.2%
St Mary Land & Exploration Co.                          11,400       453,834
Unit Corp.*                                             14,700       515,676
                                                                     969,510

Plastics - 1.3%
Spartech Corp.                                          12,500       313,750

Pollution Control & Enviromental Services - 1.2%
Headwaters, Inc.*                                        9,000       277,740

Production Technology Equipment - 2.9%
Dionex Corp.*                                            6,400       350,080
Mykrolis Corp.*                                         32,600       328,282
                                                                     678,362

Radio & Television Broadcasters - 3.2%
Lin TV Corp.*                                           13,400       261,032
Saga Communications, Inc.*                              28,350       480,533
                                                                     741,565

Recreational Vehicles & Boats - 2.6%
Marine Products Corp.                                   33,550       603,900

Restaurants - 1.2%
Rare Hospitality International, Inc.*                   10,150       270,497

Retail - 5.3%
Big 5 Sporting Goods Corp.*                             23,900       544,920
Coldwater Creek, Inc.*                                  20,400       425,748
Sportsman's Guide, Inc.*                                12,700       256,921
                                                                   1,227,589

Savings & Loans - 3.9%
First Republic Bank                                     10,450       480,700
Webster Financial Corp.                                  8,700       429,693
                                                                     910,393

Securities Brokers & Services - 2.5%
Jefferies Group, Inc.                                   16,700       575,649

Services - Commercial - 1.6%
G & K Services, Inc.                                     9,500       377,530

Textiles Apparel Manufacturers - 1.0%
Carter's, Inc.*                                          8,600       238,134

Transportation Miscellaneous - 1.1%
Tidewater, Inc.                                          7,800       253,890

Truckers - 4.2%
Knight Transportation, Inc.*                            19,725       422,510
Landstar System, Inc.*                                   9,400       551,592
                                                                     974,102


 Total Equity Securities (Cost $18,081,883)                       20,991,271

 TOTAL INVESTMENTS (Cost $18,081,883) - 90.1%                     20,991,271
 Other assets and liabilities, net - 9.9%                          2,293,893
 NET ASSETS - 100%                                               $23,285,164

 * Non-income producing security.

 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Portfolios (the "Portfolios") are a series of Calvert Variable Series, Inc. ("CVS" or the "Fund"), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of sixteen separate portfolios, nine of which are reported herein. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Select and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.


NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of September 30, 2004 and the net capital loss carryforwards with expiration dates as of December 31, 2003.


                                                      INCOME &                             SMALL              MIDCAP
                                MONEY MARKET           GROWTH          GROWTH          CAPITALIZATION         GROWTH
--------------------------------------------------------------------------------------------------------------------------

Federal income tax cost    $95,706,842           $39,772,333           $77,420,023             $30,997,525    $65,396,789
                           ===============================================================================================
Unrealized appreciation    -                     3,956,917
                                                                         6,133,489               4,876,381      5,884,483

Unrealized (depreciation)  -                     (1,202,423)           (3,424,953)               (641,462)    (3,816,816)
                           -----------------------------------------------------------------------------------------------

Net appreciation           -                     $2,754,494             $2,708,536              $4,234,919     $2,067,667
(depreciation)
                           ===============================================================================================

                                    CORE                                                   SMALL
                                 STRATEGIES          INDEX 500         SELECT             COMPANY
--------------------------------------------------------------------------------------------------------------------------
Federal income tax cost    $61,568,522           $137,336,288          $26,797,811             $18,084,206
                           ===============================================================================================

Unrealized apprectiation   3,875,566             14,136,440                                      4,059,216
                                                                         4,428,164

Unrealized (depreciation)  ( 2,551,994)          (40,483,438)            (437,125)             (1,152,151)
                           -----------------------------------------------------------------------------------------------

Net appreciation           $1,323,572            ($26,346,998)          $3,991,039              $2,907,065
(depreciation)
                           ===============================================================================================



CAPITAL LOSS CARRYFORWARDS
                                                      INCOME &                             SMALL
EXPIRATION DATE                 MONEY MARKET           GROWTH          GROWTH          CAPITALIZATION
--------------------------------------------------------------------------------------------------------------------------
31-Dec-08                  -                     -                                                $299,095
                                                                                 -

31-Dec-09                  -                     $8,212,057            $24,697,236              32,461,740

31-Dec-10                  -                     17,480,903             31,522,956              11,902,668

31-Dec-11                  $1,081                     217,573                         -                       -
                           -----------------------------------------------------------------------------------------------
                           $1,081                $25,910,533           $56,220,192             $44,663,503
                           ===============================================================================================

                                   MIDCAP               CORE
EXPIRATION DATE                    GROWTH            STRATEGIES       INDEX 500            SELECT
--------------------------------------------------------------------------------------------------------------------------
31-Dec-08                  -                     -
                                                                                 -                       -
31-Dec-09                  -                     $3,548,920             $4,509,591                $169,934

31-Dec-10                  $11,930,347           19,685,655             12,775,077               1,861,380

31-Dec-11                  -                     251,543                 2,110,080                   7,078
                           -----------------------------------------------------------------------------------------------
                           $11,930,347           $23,486,118           $19,394,748              $2,038,392
                           ===============================================================================================


Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2.  Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

         Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CALVERT VARIABLE SERIES, INC.

By:      /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         Chairman -- Principal Executive Officer

Date:    December 10, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         /s/ Barbara Krumsiek
         ______________________
         Barbara Krumsiek
         Chairman -- Principal Executive Officer

Date:    December 10, 2004


         /s/ Ronald Wolfsheimer
         ______________________
         Ronald Wolfsheimer
         Treasurer -- Principal Financial Officer

Date:    December 10, 2004